Quarterly Holdings Report
for

Fidelity ZERO℠ Total Market Index Fund

January 31, 2020

TMX-QTLY-0320
1.9891458.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,188,377	$44,706,743
ATN International, Inc.	1,853	107,233
Bandwidth, Inc. (a)	1,042	73,940
CenturyLink, Inc.	153,962	2,103,121
Cincinnati Bell, Inc. (a)(b)	8,076	110,722
Cogent Communications Group, Inc.	6,614	469,131
Consolidated Communications Holdings, Inc. (b)	9,372	45,267
Frontier Communications Corp. (a)(b)	9,720	5,363
GCI Liberty, Inc. (a)	15,855	1,160,269
Globalstar, Inc. (a)(b)	111,835	53,233
Intelsat SA (a)(b)	10,396	35,450
Iridium Communications, Inc. (a)	15,248	389,586
ORBCOMM, Inc. (a)	9,667	34,705
Pareteum Corp. (a)(b)	7,391	4,922
PDVWireless, Inc. (a)(b)	1,535	71,316
Verizon Communications, Inc.	674,868	40,114,154
Vonage Holdings Corp. (a)	35,935	318,743
Zayo Group Holdings, Inc. (a)	34,090	1,184,628
		90,988,526
Entertainment - 1.5%
Activision Blizzard, Inc.	124,365	7,272,865
AMC Entertainment Holdings, Inc. Class A (b)	7,046	45,940
Cinemark Holdings, Inc.	17,751	559,334
Electronic Arts, Inc. (a)	49,184	5,307,937
Gaia, Inc. Class A (a)(b)	4,076	34,483
Glu Mobile, Inc. (a)	18,824	111,062
Lions Gate Entertainment Corp.:
Class A (a)(b)	15,707	155,971
Class B (a)	10,193	95,101
Live Nation Entertainment, Inc. (a)	23,129	1,576,473
Marcus Corp.	2,499	72,846
Netflix, Inc. (a)	71,363	24,626,658
Roku, Inc. Class A (a)(b)	8,683	1,050,209
Sciplay Corp. (A Shares)	4,337	45,972
Take-Two Interactive Software, Inc. (a)	18,580	2,315,811
The Madison Square Garden Co. (a)	2,776	822,223
The Walt Disney Co.	243,482	33,675,995
World Wrestling Entertainment, Inc. Class A (b)	7,085	346,315
Zynga, Inc. (a)	134,320	808,606
		78,923,801
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	49,121	70,379,586
Class C (a)	49,426	70,888,252
ANGI Homeservices, Inc. Class A (a)(b)	9,065	72,792
Care.com, Inc. (a)(b)	3,169	47,440
CarGurus, Inc. Class A (a)	5,072	180,817
Cars.com, Inc. (a)	11,013	128,522
Eventbrite, Inc. (a)	3,432	72,587
Facebook, Inc. Class A (a)	392,551	79,259,972
IAC/InterActiveCorp (a)	12,634	3,077,516
Liberty TripAdvisor Holdings, Inc. (a)	14,951	88,061
Match Group, Inc. (a)(b)	8,273	647,114
MeetMe, Inc. (a)	9,009	48,018
Pinterest, Inc. Class A (b)	13,783	303,639
QuinStreet, Inc. (a)	6,573	85,153
Snap, Inc. Class A (a)	116,185	2,135,480
TripAdvisor, Inc.	16,894	461,544
TrueCar, Inc. (a)	11,166	41,314
Twitter, Inc. (a)	117,881	3,828,775
Yelp, Inc. (a)	12,544	408,934
Zillow Group, Inc.:
Class A (a)(b)	12,584	581,381
Class C (a)(b)	14,253	658,631
		233,395,528
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	19,281	527,528
AMC Networks, Inc. Class A (a)	7,470	273,327
Cable One, Inc.	805	1,371,744
Cardlytics, Inc. (a)	1,556	130,580
CBS Corp.:
Class A	7,774	295,257
Class B	81,514	2,782,073
Charter Communications, Inc. Class A (a)(b)	27,784	14,377,109
Comcast Corp. Class A	743,288	32,102,609
comScore, Inc. (a)	5,662	22,365
Discovery Communications, Inc.:
Class A (a)(b)	30,492	892,196
Class C (non-vtg.) (a)	51,759	1,437,347
DISH Network Corp. Class A (a)	41,545	1,527,194
E.W. Scripps Co. Class A	10,152	123,245
Emerald Expositions Events, Inc.	2,861	29,840
Entercom Communications Corp. Class A	16,291	64,675
Entravision Communication Corp. Class A	7,813	17,345
Fluent, Inc. (a)	3,149	8,534
Fox Corp.:
Class A	56,741	2,103,956
Class B	27,556	1,001,109
Gray Television, Inc. (a)	11,783	238,959
Interpublic Group of Companies, Inc.	62,290	1,413,983
John Wiley & Sons, Inc. Class A	7,050	307,521
Liberty Broadband Corp.:
Class A (a)	6,439	847,308
Class C (a)	23,094	3,069,885
Liberty Global PLC:
Class A (a)	48,059	986,171
Class C (a)	81,854	1,594,516
Liberty Latin America Ltd.:
Class A (a)	9,107	151,905
Class C (a)	18,661	314,438
Liberty Media Corp.:
Liberty Braves Class C (a)	6,367	185,598
Liberty Formula One Group Series C (a)	33,038	1,545,848
Liberty Media Class A (a)	4,431	197,401
Liberty SiriusXM Series A (a)	16,180	785,863
Liberty SiriusXM Series C (a)	22,611	1,108,391
Loral Space & Communications Ltd. (a)	1,682	54,110
Meredith Corp.	6,688	200,974
MSG Network, Inc. Class A (a)(b)	9,656	146,868
National CineMedia, Inc.	8,459	62,427
New Media Investment Group, Inc. (b)	18,344	112,082
News Corp.:
Class A	52,831	719,558
Class B	29,579	413,219
Nexstar Broadcasting Group, Inc. Class A	7,387	894,935
Omnicom Group, Inc.	36,452	2,745,200
Scholastic Corp.	3,889	128,143
Sinclair Broadcast Group, Inc. Class A	11,794	352,876
Sirius XM Holdings, Inc.	206,783	1,461,956
TechTarget, Inc. (a)	3,766	95,619
Tegna, Inc.	35,023	591,889
The New York Times Co. Class A (b)	22,907	733,253
Tribune Publishing Co.	2,411	30,282
WideOpenWest, Inc. (a)	4,114	27,770
		80,606,981
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	7,165	80,535
Gogo, Inc. (a)(b)	7,469	39,287
NII Holdings, Inc. (a)(c)	11,652	25,285
Shenandoah Telecommunications Co.	7,152	288,583
Spok Holdings, Inc.	3,634	38,593
T-Mobile U.S., Inc. (a)	51,051	4,042,729
Telephone & Data Systems, Inc.	15,471	350,882
U.S. Cellular Corp. (a)	2,318	74,222
		4,940,116

TOTAL COMMUNICATION SERVICES		488,854,952

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Adient PLC (a)	13,555	348,499
American Axle & Manufacturing Holdings, Inc. (a)	17,116	158,152
Aptiv PLC	43,242	3,666,489
Autoliv, Inc.	14,049	1,076,575
BorgWarner, Inc.	34,662	1,188,560
Cooper Tire & Rubber Co.	7,463	197,695
Cooper-Standard Holding, Inc. (a)	3,251	86,217
Dana, Inc.	22,802	351,379
Delphi Technologies PLC (a)	13,652	209,422
Dorman Products, Inc. (a)	4,709	328,688
Fox Factory Holding Corp. (a)	6,007	395,381
Garrett Motion, Inc. (a)	14,251	119,993
Gentex Corp.	42,218	1,256,830
Gentherm, Inc. (a)	6,144	283,300
LCI Industries	4,056	437,926
Lear Corp.	10,610	1,306,940
Modine Manufacturing Co. (a)	6,503	45,716
Motorcar Parts of America, Inc. (a)(b)	2,368	47,028
Standard Motor Products, Inc.	3,957	192,231
Stoneridge, Inc. (a)	4,983	138,826
Superior Industries International, Inc.	2,407	7,702
Tenneco, Inc. (b)	8,900	84,283
The Goodyear Tire & Rubber Co.	38,072	499,885
Veoneer, Inc. (a)(b)	14,469	188,531
Visteon Corp. (a)(b)	4,800	383,088
		12,999,336
Automobiles - 0.6%
Ford Motor Co.	629,350	5,550,867
General Motors Co.	213,988	7,145,059
Harley-Davidson, Inc. (b)	25,978	867,665
Tesla, Inc. (a)(b)	22,189	14,435,498
Thor Industries, Inc. (b)	8,137	655,191
Winnebago Industries, Inc.	5,031	275,498
		28,929,778
Distributors - 0.1%
Core-Mark Holding Co., Inc.	7,488	175,519
Funko, Inc. (a)(b)	1,484	22,305
Genuine Parts Co.	23,920	2,238,194
LKQ Corp. (a)	51,641	1,687,886
Pool Corp.	6,628	1,453,520
		5,577,424
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	9,449	326,085
American Public Education, Inc. (a)	2,296	54,714
Bright Horizons Family Solutions, Inc. (a)	9,662	1,581,959
Career Education Corp. (a)	11,846	210,622
Carriage Services, Inc.	1,897	44,902
Chegg, Inc. (a)	16,767	691,303
Frontdoor, Inc. (a)	10,979	467,486
Graham Holdings Co.	749	411,366
Grand Canyon Education, Inc. (a)	7,702	602,913
H&R Block, Inc.	32,046	743,467
Houghton Mifflin Harcourt Co. (a)	17,541	96,826
K12, Inc. (a)	6,441	103,958
Laureate Education, Inc. Class A (a)	11,628	242,328
Regis Corp. (a)	4,615	71,625
Service Corp. International	29,271	1,403,544
ServiceMaster Global Holdings, Inc. (a)	21,758	784,376
Strategic Education, Inc.	3,517	570,774
Weight Watchers International, Inc. (a)(b)	6,325	208,599
Zovio, Inc. (a)	2,591	4,120
		8,620,967
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	40,458	1,785,816
BFC Financial Corp. Class A	10,770	41,788
BJ's Restaurants, Inc.	2,924	116,317
Bloomin' Brands, Inc.	15,049	312,568
Boyd Gaming Corp.	13,285	396,557
Brinker International, Inc.	5,938	253,493
Caesars Entertainment Corp. (a)	96,117	1,313,919
Carnival Corp.	65,068	2,832,410
Carrols Restaurant Group, Inc. (a)(b)	7,427	33,719
Chipotle Mexican Grill, Inc. (a)	3,985	3,454,039
Choice Hotels International, Inc.	5,642	565,328
Churchill Downs, Inc.	5,872	847,799
Chuy's Holdings, Inc. (a)	2,053	50,401
Cracker Barrel Old Country Store, Inc.	4,005	612,485
Darden Restaurants, Inc.	20,050	2,334,422
Dave & Buster's Entertainment, Inc.	6,356	280,681
Del Taco Restaurants, Inc. (a)	4,180	31,517
Denny's Corp. (a)	11,723	239,970
Dine Brands Global, Inc.	3,100	264,275
Domino's Pizza, Inc.	6,703	1,888,570
Drive Shack, Inc. (a)(b)	6,979	26,381
Dunkin' Brands Group, Inc.	13,829	1,079,907
El Pollo Loco Holdings, Inc. (a)	2,759	38,019
Eldorado Resorts, Inc. (a)	10,525	629,185
Everi Holdings, Inc. (a)	12,754	159,425
Extended Stay America, Inc. unit	31,946	412,742
Fiesta Restaurant Group, Inc. (a)	3,604	35,788
Golden Entertainment, Inc. (a)	2,299	39,451
Habit Restaurants, Inc. Class A (a)	3,046	42,370
Hilton Grand Vacations, Inc. (a)	15,635	498,913
Hilton Worldwide Holdings, Inc.	47,532	5,123,950
Hyatt Hotels Corp. Class A	6,868	580,621
Jack in the Box, Inc.	3,727	304,682
Las Vegas Sands Corp.	59,577	3,890,974
Lindblad Expeditions Holdings (a)	4,382	72,259
Marriott International, Inc. Class A	45,756	6,408,585
Marriott Vacations Worldwide Corp.	6,498	781,320
McDonald's Corp.	124,926	26,730,416
MGM Mirage, Inc.	80,841	2,510,921
Monarch Casino & Resort, Inc. (a)	2,101	112,782
Noodles & Co. (a)	4,940	35,272
Norwegian Cruise Line Holdings Ltd. (a)	35,567	1,915,283
Papa John's International, Inc.	3,684	238,650
Penn National Gaming, Inc. (a)	17,668	527,036
Planet Fitness, Inc. (a)	13,928	1,125,243
Playa Hotels & Resorts NV (a)	9,923	69,659
PlayAGS, Inc. (a)	2,621	26,944
Potbelly Corp. (a)	3,003	12,943
Red Robin Gourmet Burgers, Inc. (a)(b)	1,705	56,043
Red Rock Resorts, Inc.	11,085	271,693
Royal Caribbean Cruises Ltd.	27,847	3,260,327
Ruth's Hospitality Group, Inc.	3,849	78,905
Scientific Games Corp. Class A (a)	8,996	223,461
SeaWorld Entertainment, Inc. (a)	11,061	381,162
Shake Shack, Inc. Class A (a)	4,348	293,273
Six Flags Entertainment Corp.	11,646	444,062
Starbucks Corp.	200,460	17,005,022
Texas Roadhouse, Inc. Class A	11,098	693,625
The Cheesecake Factory, Inc. (b)	7,552	289,997
Vail Resorts, Inc.	6,671	1,564,416
Wendy's Co.	30,690	665,052
Wingstop, Inc.	4,885	453,181
Wyndham Destinations, Inc.	15,505	752,458
Wyndham Hotels & Resorts, Inc.	15,878	907,745
Wynn Resorts Ltd.	15,948	2,012,000
Yum! Brands, Inc.	50,484	5,339,693
		105,777,910
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	4,419	60,761
Cavco Industries, Inc. (a)	1,553	347,903
Century Communities, Inc. (a)	5,392	159,981
D.R. Horton, Inc.	55,616	3,292,467
Ethan Allen Interiors, Inc.	3,712	59,949
Garmin Ltd.	19,836	1,923,100
GoPro, Inc. Class A (a)(b)	19,382	76,365
Helen of Troy Ltd. (a)	4,278	808,756
Hooker Furniture Corp.	1,528	37,650
Hovnanian Enterprises, Inc. Class A (a)	462	11,809
Installed Building Products, Inc. (a)	3,411	252,857
iRobot Corp. (a)(b)	4,346	204,479
KB Home	13,985	525,137
La-Z-Boy, Inc.	7,324	224,407
Leggett & Platt, Inc.	21,082	1,003,292
Lennar Corp.:
Class A	42,517	2,821,428
Class B	8,271	434,310
LGI Homes, Inc. (a)	3,162	252,138
Libbey, Inc. (a)(b)	1,607	2,137
Lovesac (a)(b)	527	5,981
M.D.C. Holdings, Inc.	8,186	344,958
M/I Homes, Inc. (a)	4,610	204,638
Meritage Homes Corp. (a)	6,132	435,127
Mohawk Industries, Inc. (a)	10,230	1,347,086
Newell Brands, Inc.	69,182	1,351,124
NVR, Inc. (a)	561	2,141,320
PulteGroup, Inc.	42,801	1,911,065
Skyline Champion Corp. (a)	6,360	182,850
Taylor Morrison Home Corp. (a)	19,855	513,847
Tempur Sealy International, Inc. (a)	7,503	687,425
Toll Brothers, Inc.	22,052	978,227
TopBuild Corp. (a)	5,688	651,333
TRI Pointe Homes, Inc. (a)	21,439	348,598
Tupperware Brands Corp.	8,458	52,947
Turtle Beach Corp. (a)(b)	670	5,400
Universal Electronics, Inc. (a)	2,368	117,287
Vuzix Corp. (a)(b)	2,780	5,087
Whirlpool Corp.	10,211	1,492,542
William Lyon Homes, Inc. (a)	6,397	148,346
Zagg, Inc. (a)(b)	5,004	37,830
		25,461,944
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	5,023	76,299
Amazon.com, Inc. (a)	67,252	135,090,437
Blue Apron Holdings, Inc. Class A (a)(b)	567	2,189
Duluth Holdings, Inc. (a)(b)	973	8,222
eBay, Inc.	142,290	4,775,252
Etsy, Inc. (a)	19,024	928,561
Expedia, Inc.	19,166	2,078,553
Groupon, Inc. (a)	66,454	191,388
GrubHub, Inc. (a)(b)	14,708	796,438
Lands' End, Inc. (a)(b)	2,645	30,814
Liberty Interactive Corp. QVC Group Series A (a)	68,360	583,111
Overstock.com, Inc. (a)(b)	2,821	22,907
PetMed Express, Inc.	3,843	96,882
Quotient Technology, Inc. (a)	13,769	138,654
Shutterstock, Inc. (a)	3,270	141,689
Stamps.com, Inc. (a)	2,837	211,328
Stitch Fix, Inc. (a)(b)	4,275	97,898
The Booking Holdings, Inc. (a)	7,423	13,588,173
The Rubicon Project, Inc. (a)	8,279	77,491
Wayfair LLC Class A (a)(b)	10,088	945,246
		159,881,532
Leisure Products - 0.1%
Acushnet Holdings Corp.	6,118	189,474
American Outdoor Brands Corp. (a)	9,483	89,330
Brunswick Corp.	13,706	861,422
Callaway Golf Co.	14,790	316,802
Clarus Corp.	4,874	64,410
Hasbro, Inc.	20,424	2,080,593
Johnson Outdoors, Inc. Class A	701	55,099
Malibu Boats, Inc. Class A (a)	3,330	145,821
Mattel, Inc. (a)(b)	56,207	822,308
MCBC Holdings, Inc. (a)	2,301	40,429
Nautilus, Inc. (a)	2,881	9,162
Polaris, Inc.	9,548	876,888
Sturm, Ruger & Co., Inc.	3,185	157,721
Vista Outdoor, Inc. (a)	9,989	74,218
YETI Holdings, Inc. (a)(b)	3,996	145,295
		5,928,972
Multiline Retail - 0.4%
Big Lots, Inc.	6,670	180,490
Dillard's, Inc. Class A (b)	2,756	167,344
Dollar General Corp.	42,327	6,493,385
Dollar Tree, Inc. (a)	38,574	3,358,638
JC Penney Corp., Inc. (a)(b)	37,289	27,780
Kohl's Corp.	26,590	1,136,723
Macy's, Inc.	49,321	786,670
Nordstrom, Inc. (b)	18,334	675,791
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	8,360	443,414
Target Corp.	84,127	9,316,224
		22,586,459
Specialty Retail - 2.2%
Aaron's, Inc. Class A	11,085	658,006
Abercrombie & Fitch Co. Class A	10,833	177,228
Advance Auto Parts, Inc.	11,616	1,530,408
America's Car Mart, Inc. (a)	1,048	115,049
American Eagle Outfitters, Inc.	27,445	395,208
Asbury Automotive Group, Inc. (a)	3,260	314,427
Ascena Retail Group, Inc. (a)	997	4,387
At Home Group, Inc. (a)(b)	2,996	16,957
AutoNation, Inc. (a)	10,139	430,299
AutoZone, Inc. (a)	3,971	4,201,159
Barnes & Noble Education, Inc. (a)	4,975	17,114
Bed Bath & Beyond, Inc. (b)	21,901	312,089
Best Buy Co., Inc.	37,700	3,192,813
Boot Barn Holdings, Inc. (a)	4,702	197,343
Burlington Stores, Inc. (a)	10,923	2,375,425
Caleres, Inc.	7,005	122,938
Camping World Holdings, Inc. (b)	5,784	90,057
CarMax, Inc. (a)(b)	28,457	2,761,467
Carvana Co. Class A (a)(b)	5,310	420,818
Chico's FAS, Inc.	22,906	89,104
Citi Trends, Inc.	1,910	44,484
Conn's, Inc. (a)(b)	3,203	28,058
Dick's Sporting Goods, Inc.	11,599	513,024
DSW, Inc. Class A (b)	11,958	170,282
Express, Inc. (a)	11,382	45,642
Five Below, Inc. (a)	9,034	1,022,829
Floor & Decor Holdings, Inc. Class A (a)	9,423	464,648
Foot Locker, Inc.	17,815	676,436
GameStop Corp. Class A (b)	13,831	53,111
Gap, Inc.	33,668	586,160
Genesco, Inc. (a)	3,491	137,266
GNC Holdings, Inc. Class A (a)(b)	15,603	33,390
Group 1 Automotive, Inc.	3,152	317,627
Guess?, Inc.	9,458	201,361
Haverty Furniture Companies, Inc.	2,853	57,431
Hibbett Sports, Inc. (a)(b)	3,101	76,843
J.Jill, Inc. (b)	1,093	1,301
Kirkland's, Inc. (a)(b)	1,629	1,873
L Brands, Inc.	36,783	851,894
Lithia Motors, Inc. Class A (sub. vtg.)	3,660	496,442
Lowe's Companies, Inc.	130,326	15,149,094
Lumber Liquidators Holdings, Inc. (a)(b)	3,917	29,808
MarineMax, Inc. (a)	3,142	62,620
Michaels Companies, Inc. (a)	13,747	67,773
Monro, Inc.	5,597	350,932
Murphy U.S.A., Inc. (a)	4,790	489,394
National Vision Holdings, Inc. (a)	10,312	351,845
O'Reilly Automotive, Inc. (a)	12,874	5,228,131
Office Depot, Inc.	87,897	195,131
Party City Holdco, Inc. (a)(b)	6,836	19,688
Penske Automotive Group, Inc.	6,046	283,981
Rent-A-Center, Inc.	7,299	212,620
RH (a)	3,057	638,149
Ross Stores, Inc.	60,663	6,805,782
Sally Beauty Holdings, Inc. (a)	18,850	289,348
Shoe Carnival, Inc. (b)	1,689	60,568
Signet Jewelers Ltd.	8,474	206,003
Sleep Number Corp. (a)	5,596	288,698
Sonic Automotive, Inc. Class A (sub. vtg.)	3,804	120,321
Sportsman's Warehouse Holdings, Inc. (a)	6,001	38,886
Tailored Brands, Inc. (b)	5,812	23,132
The Buckle, Inc.	5,000	122,050
The Cato Corp. Class A (sub. vtg.)	3,559	57,086
The Children's Place Retail Stores, Inc. (b)	2,517	150,189
The Container Store Group, Inc. (a)	1,909	7,712
The Home Depot, Inc.	183,775	41,919,078
Tiffany & Co., Inc.	17,508	2,346,422
Tile Shop Holdings, Inc.	380	703
Tilly's, Inc.	3,899	33,142
TJX Companies, Inc.	202,911	11,979,865
Tractor Supply Co.	19,774	1,837,993
Ulta Beauty, Inc. (a)	8,859	2,373,415
Urban Outfitters, Inc. (a)	12,311	315,162
Williams-Sonoma, Inc.	12,805	897,374
Zumiez, Inc. (a)	3,200	99,744
		116,254,237
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	24,400	731,024
Carter's, Inc.	7,298	774,099
Columbia Sportswear Co.	4,906	460,772
Crocs, Inc. (a)	12,081	457,991
Deckers Outdoor Corp. (a)	4,592	876,659
Fossil Group, Inc. (a)	7,804	52,521
G-III Apparel Group Ltd. (a)	6,468	175,994
Hanesbrands, Inc.	58,553	805,689
Kontoor Brands, Inc.	7,527	287,080
Levi Strauss & Co. Class A	6,897	135,457
lululemon athletica, Inc. (a)	18,216	4,360,728
Movado Group, Inc.	2,254	38,814
NIKE, Inc. Class B	207,037	19,937,663
Oxford Industries, Inc.	2,913	202,162
PVH Corp.	12,714	1,108,279
Ralph Lauren Corp.	8,755	993,693
Rocky Brands, Inc.	723	19,622
Samsonite International SA	232,800	434,720
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,946	820,561
Steven Madden Ltd.	12,606	486,087
Tapestry, Inc.	46,304	1,193,254
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	30,940	624,369
Class C (non-vtg.) (a)	31,972	574,217
Unifi, Inc. (a)	2,929	63,032
Vera Bradley, Inc. (a)	2,235	21,411
VF Corp.	53,154	4,410,187
Wolverine World Wide, Inc.	14,912	470,772
		40,516,857

TOTAL CONSUMER DISCRETIONARY		532,535,416

CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	1,380	491,804
Brown-Forman Corp. Class B (non-vtg.)	27,150	1,836,426
Coca-Cola Bottling Co. Consolidated	722	195,525
Constellation Brands, Inc. Class A (sub. vtg.)	26,965	5,077,510
Craft Brew Alliance, Inc. (a)	2,911	47,740
MGP Ingredients, Inc. (b)	1,691	57,595
Molson Coors Beverage Co. Class B	30,588	1,700,081
Monster Beverage Corp. (a)	63,832	4,251,211
National Beverage Corp. (b)	2,078	89,167
PepsiCo, Inc.	229,911	32,651,960
Primo Water Corp. (a)	5,695	85,824
The Coca-Cola Co.	626,942	36,613,413
		83,098,256
Food & Staples Retailing - 1.3%
Andersons, Inc.	3,665	82,902
BJ's Wholesale Club Holdings, Inc. (a)	10,864	222,929
Casey's General Stores, Inc.	6,102	981,568
Chefs' Warehouse Holdings (a)	4,388	159,723
Costco Wholesale Corp.	71,901	21,967,194
Ingles Markets, Inc. Class A	2,081	86,757
Kroger Co.	131,597	3,534,695
Natural Grocers by Vitamin Cottage, Inc.	957	8,661
Performance Food Group Co. (a)	18,936	980,695
PriceSmart, Inc.	3,753	229,909
Rite Aid Corp. (a)(b)	8,684	103,774
SpartanNash Co.	7,017	85,467
Sprouts Farmers Market LLC (a)	20,230	316,195
Sysco Corp.	77,778	6,388,685
U.S. Foods Holding Corp. (a)	35,849	1,440,054
United Natural Foods, Inc. (a)	8,704	62,669
Walgreens Boots Alliance, Inc.	129,226	6,571,142
Walmart, Inc.	231,976	26,558,932
Weis Markets, Inc.	1,938	71,105
		69,853,056
Food Products - 1.1%
Archer Daniels Midland Co.	91,200	4,082,112
B&G Foods, Inc. Class A (b)	10,855	174,331
Beyond Meat, Inc. (b)	1,690	186,610
Bunge Ltd.	22,844	1,197,711
Cal-Maine Foods, Inc.	5,021	179,199
Calavo Growers, Inc. (b)	2,636	201,944
Campbell Soup Co.	31,835	1,540,496
Conagra Brands, Inc.	79,081	2,603,347
Darling International, Inc. (a)	26,489	718,647
Farmer Brothers Co. (a)	2,389	28,620
Flowers Foods, Inc.	28,868	621,528
Fresh Del Monte Produce, Inc.	4,744	148,867
Freshpet, Inc. (a)	4,192	263,593
General Mills, Inc.	97,119	5,071,554
Hormel Foods Corp.	44,105	2,084,402
Hostess Brands, Inc. Class A (a)	16,800	225,456
Ingredion, Inc.	11,468	1,009,184
J&J Snack Foods Corp.	2,568	425,877
John B. Sanfilippo & Son, Inc.	1,486	125,270
Kellogg Co.	41,182	2,809,024
Lamb Weston Holdings, Inc.	23,903	2,182,583
Lancaster Colony Corp.	3,206	495,808
Limoneira Co.	2,127	41,519
McCormick & Co., Inc. (non-vtg.)	19,881	3,247,959
Mondelez International, Inc.	237,268	13,614,438
Pilgrim's Pride Corp. (a)	8,803	229,318
Post Holdings, Inc. (a)	10,554	1,103,632
Sanderson Farms, Inc.	3,197	440,195
Seaboard Corp.	47	181,214
The Hain Celestial Group, Inc. (a)	13,997	338,867
The Hershey Co.	22,692	3,521,118
The J.M. Smucker Co.	18,559	1,922,898
The Kraft Heinz Co.	100,790	2,943,068
The Simply Good Foods Co. (a)	8,785	201,791
Tootsie Roll Industries, Inc. (b)	2,606	88,891
TreeHouse Foods, Inc. (a)	9,120	406,752
Tyson Foods, Inc. Class A	48,091	3,973,759
		58,631,582
Household Products - 1.5%
Central Garden & Pet Co. (a)	2,190	70,540
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,037	180,869
Church & Dwight Co., Inc.	39,780	2,952,472
Clorox Co.	20,847	3,279,442
Colgate-Palmolive Co.	141,642	10,450,347
Energizer Holdings, Inc.	10,332	477,958
Kimberly-Clark Corp.	56,304	8,064,985
Procter & Gamble Co.	405,258	50,503,252
Spectrum Brands Holdings, Inc.	8,491	521,432
WD-40 Co.	2,306	430,807
		76,932,104
Personal Products - 0.2%
Coty, Inc. Class A	73,657	755,721
Edgewell Personal Care Co. (a)	8,421	217,430
elf Beauty, Inc. (a)	3,861	60,540
Estee Lauder Companies, Inc. Class A	35,994	7,024,589
Herbalife Nutrition Ltd. (a)	16,711	649,222
Inter Parfums, Inc.	3,119	215,554
MediFast, Inc. (b)	2,016	194,806
Natural Health Trends Corp.	523	1,883
Nu Skin Enterprises, Inc. Class A	9,079	295,885
USANA Health Sciences, Inc. (a)	2,279	140,614
		9,556,244
Tobacco - 0.7%
22nd Century Group, Inc. (a)	11,725	10,867
Altria Group, Inc.	307,132	14,597,984
Philip Morris International, Inc.	253,926	20,999,680
Pyxus International, Inc. (a)(b)	724	4,959
Turning Point Brands, Inc. (b)	1,076	24,576
Universal Corp.	4,034	214,407
Vector Group Ltd.	19,092	250,869
		36,103,342

TOTAL CONSUMER STAPLES		334,174,584

ENERGY - 3.5%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)	18,790	485,909
Archrock, Inc.	25,617	213,902
Baker Hughes, A GE Co. Class A	83,640	1,811,642
Cactus, Inc.	9,574	275,923
Core Laboratories NV (b)	7,493	263,229
COVIA Corp. (a)	2,428	3,885
Diamond Offshore Drilling, Inc. (a)(b)	7,331	33,943
DMC Global, Inc. (b)	2,388	99,890
Dril-Quip, Inc. (a)	5,370	219,633
Exterran Corp. (a)	4,471	24,143
Forum Energy Technologies, Inc. (a)	9,364	9,926
Frank's International NV (a)	8,675	30,363
FTS International, Inc. (a)	2,683	1,642
Halliburton Co.	142,971	3,118,198
Helix Energy Solutions Group, Inc. (a)	23,723	197,850
Helmerich & Payne, Inc.	17,882	725,115
ION Geophysical Corp. (a)	4,309	24,691
KLX Energy Services Holdings, Inc. (a)	3,334	13,469
Liberty Oilfield Services, Inc. Class A	4,300	36,464
Mammoth Energy Services, Inc. (b)	1,206	1,713
Matrix Service Co. (a)	3,738	75,209
Nabors Industries Ltd.	50,572	104,684
National Oilwell Varco, Inc.	64,042	1,319,906
NCS Multistage Holdings, Inc. (a)	1,294	1,980
Newpark Resources, Inc. (a)	15,494	77,470
Nextier Oilfield Solutions, Inc. (a)	19,085	98,288
Nine Energy Service, Inc. (a)	2,008	9,719
Noble Corp. (a)(b)	32,969	26,632
Oceaneering International, Inc. (a)	16,772	208,141
Oil States International, Inc. (a)	9,983	107,617
Patterson-UTI Energy, Inc.	31,920	253,445
ProPetro Holding Corp. (a)	12,123	118,078
RPC, Inc. (b)	7,684	34,809
Schlumberger Ltd.	224,095	7,509,423
SEACOR Holdings, Inc. (a)	2,245	84,390
Select Energy Services, Inc. Class A (a)	8,538	59,424
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,008	46,212
TechnipFMC PLC	69,535	1,148,023
TETRA Technologies, Inc. (a)	18,640	28,519
Tidewater, Inc. (a)	4,139	62,830
Transocean Ltd. (United States) (a)(b)	80,217	365,790
U.S. Silica Holdings, Inc.	9,577	49,226
Valaris PLC Class A (b)	17,883	91,382
		19,472,727
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	15,774	3,612
Amplify Energy Corp. New (b)	3,051	16,445
Antero Resources Corp. (a)(b)	29,211	54,040
Apache Corp.	61,340	1,683,170
Arch Coal, Inc.	3,468	178,706
Bonanza Creek Energy, Inc. (a)	2,398	43,620
Brigham Minerals, Inc. Class A	4,949	84,182
Cabot Oil & Gas Corp.	67,341	948,835
California Resources Corp. (a)(b)	6,646	48,782
Callon Petroleum Co. (a)(b)	64,459	193,377
Centennial Resource Development, Inc. Class A (a)	31,052	101,230
Cheniere Energy, Inc. (a)	35,647	2,111,728
Chesapeake Energy Corp. (a)(b)	143,827	73,611
Chevron Corp.	311,400	33,363,396
Cimarex Energy Co.	15,438	677,574
Clean Energy Fuels Corp. (a)	23,454	53,944
CNX Resources Corp. (a)	33,128	239,515
Concho Resources, Inc.	32,472	2,460,728
ConocoPhillips Co.	185,045	10,997,224
CONSOL Energy, Inc. (a)	3,365	27,357
Contango Oil & Gas Co. (a)(b)	3,597	14,064
Continental Resources, Inc.	14,453	393,411
CVR Energy, Inc.	4,602	159,275
Delek U.S. Holdings, Inc.	12,303	337,840
Denbury Resources, Inc. (a)	81,516	80,293
Devon Energy Corp.	73,418	1,594,639
Diamondback Energy, Inc.	24,753	1,841,623
Earthstone Energy, Inc. (a)	2,242	11,210
EOG Resources, Inc.	94,641	6,900,275
EQT Corp.	40,291	243,761
Equitrans Midstream Corp.	33,776	326,614
Evolution Petroleum Corp.	3,204	16,148
Extraction Oil & Gas, Inc. (a)(b)	15,183	21,560
Exxon Mobil Corp.	692,931	43,044,874
Green Plains, Inc.	7,251	90,420
Gulfport Energy Corp. (a)	20,476	31,738
Hess Corp.	40,408	2,285,881
Highpoint Resources, Inc. (a)(b)	13,742	15,941
HollyFrontier Corp.	25,646	1,152,018
International Seaways, Inc. (a)	4,613	102,685
Kinder Morgan, Inc.	308,812	6,444,906
Kosmos Energy Ltd.	38,212	195,263
Laredo Petroleum, Inc. (a)	17,833	30,673
Lilis Energy, Inc. (a)(b)	5,087	1,108
Lonestar Resources U.S., Inc. (a)	2,533	4,610
Magnolia Oil & Gas Corp. Class A (a)	17,223	181,186
Marathon Oil Corp.	135,671	1,542,579
Marathon Petroleum Corp.	110,886	6,043,287
Matador Resources Co. (a)(b)	16,929	248,348
Montage Resources Corp. (a)	512	1,869
Murphy Oil Corp.	26,563	556,760
Noble Energy, Inc.	78,471	1,551,372
Northern Oil & Gas, Inc. (a)	40,125	66,608
Oasis Petroleum, Inc. (a)	46,885	105,491
Occidental Petroleum Corp.	122,119	4,850,567
ONEOK, Inc.	66,920	5,010,300
Overseas Shipholding Group, Inc. (a)	7,564	13,464
Par Pacific Holdings, Inc. (a)	6,099	122,712
Parsley Energy, Inc. Class A	46,494	773,660
PBF Energy, Inc. Class A	19,360	528,528
PDC Energy, Inc. (a)	18,109	390,973
Peabody Energy Corp.	10,035	67,837
Penn Virginia Corp. (a)	1,501	32,076
Phillips 66 Co.	68,366	6,246,601
Pioneer Natural Resources Co.	27,417	3,701,295
QEP Resources, Inc.	38,680	122,616
Range Resources Corp. (b)	33,716	101,148
Renewable Energy Group, Inc. (a)(b)	5,858	153,948
Rex American Resources Corp. (a)	842	63,445
Ring Energy, Inc. (a)(b)	7,566	16,343
SandRidge Energy, Inc. (a)	3,184	8,119
SM Energy Co.	16,257	149,239
Southwestern Energy Co. (a)(b)	90,908	142,726
Talos Energy, Inc. (a)	3,657	80,235
Targa Resources Corp.	37,492	1,368,458
Teekay Corp.	9,468	33,706
Teekay Tankers Ltd. (a)	4,281	69,737
Tellurian, Inc. (a)(b)	14,238	99,951
The Williams Companies, Inc.	196,750	4,070,758
Ultra Petroleum Corp. (a)(b)	23,123	2,312
Unit Corp. (a)	6,037	2,414
Uranium Energy Corp. (a)(b)	22,511	18,682
Valero Energy Corp.	68,430	5,769,333
W&T Offshore, Inc. (a)	16,467	68,173
Whiting Petroleum Corp. (a)(b)	15,389	69,866
World Fuel Services Corp.	10,820	423,278
WPX Energy, Inc. (a)	62,922	751,918
		164,323,824

TOTAL ENERGY		183,796,551

FINANCIALS - 13.4%
Banks - 5.5%
1st Source Corp.	4,237	199,944
Allegiance Bancshares, Inc.	1,105	41,106
Amalgamated Bank	920	15,861
Ameris Bancorp	6,545	263,044
Associated Banc-Corp.	29,944	596,784
Atlantic Capital Bancshares, Inc. (a)	2,798	52,798
Banc of California, Inc.	8,391	133,920
BancFirst Corp.	2,199	127,102
Bancorp, Inc., Delaware (a)	7,734	91,493
BancorpSouth Bank	15,826	452,149
Bank of America Corp.	1,441,861	47,336,297
Bank of Hawaii Corp.	7,117	637,683
Bank of Marin Bancorp	2,269	99,972
Bank OZK	18,994	516,257
BankUnited, Inc.	15,745	519,585
Banner Corp.	5,892	303,733
BB&T Corp.	221,081	11,401,147
Berkshire Hills Bancorp, Inc.	7,734	217,712
BOK Financial Corp.	5,360	422,904
Boston Private Financial Holdings, Inc.	13,728	156,499
Brookline Bancorp, Inc., Delaware	11,171	169,799
Bryn Mawr Bank Corp.	2,558	95,976
Byline Bancorp, Inc.	7,297	140,832
Cadence Bancorp Class A	19,632	306,848
Carolina Financial Corp.	3,781	145,001
Cathay General Bancorp	13,324	480,463
CBTX, Inc.	2,449	72,368
Centerstate Banks of Florida, Inc.	12,634	285,023
Central Pacific Financial Corp.	4,257	118,047
CIT Group, Inc.	18,837	861,039
Citigroup, Inc.	386,045	28,725,608
Citizens Financial Group, Inc.	74,250	2,768,040
City Holding Co.	1,913	144,776
Columbia Banking Systems, Inc.	20,038	775,471
Comerica, Inc.	25,111	1,535,789
Commerce Bancshares, Inc.	16,496	1,116,119
Community Bank System, Inc.	8,005	530,491
Community Trust Bancorp, Inc.	2,218	97,038
ConnectOne Bancorp, Inc.	4,540	107,189
Cullen/Frost Bankers, Inc.	10,355	923,252
Customers Bancorp, Inc. (a)	4,074	87,102
CVB Financial Corp.	16,703	346,921
Dime Community Bancshares, Inc.	4,670	90,645
Eagle Bancorp, Inc.	5,304	231,785
East West Bancorp, Inc.	23,554	1,079,715
Enterprise Financial Services Corp.	2,679	116,563
Equity Bancshares, Inc. (a)	3,939	105,802
FB Financial Corp.	1,859	66,273
Fifth Third Bancorp	103,775	2,952,399
Financial Institutions, Inc.	2,710	83,495
First Bancorp, North Carolina	3,633	128,899
First Bancorp, Puerto Rico	38,755	359,259
First Busey Corp.	5,365	136,808
First Citizens Bancshares, Inc.	1,336	703,832
First Commonwealth Financial Corp.	12,232	165,377
First Financial Bancorp, Ohio	17,291	415,676
First Financial Bankshares, Inc.	22,564	756,345
First Financial Corp., Indiana	1,482	61,844
First Foundation, Inc.	4,519	74,564
First Hawaiian, Inc.	14,507	421,573
First Horizon National Corp.	51,662	826,592
First Internet Bancorp	1,064	28,207
First Interstate Bancsystem, Inc.	4,305	165,743
First Merchants Corp.	7,936	315,456
First Midwest Bancorp, Inc., Delaware	17,905	357,026
First of Long Island Corp.	3,375	74,453
First Republic Bank	26,950	2,988,216
Flushing Financial Corp.	3,723	73,976
FNB Corp., Pennsylvania	54,695	638,291
Franklin Financial Network, Inc.	1,997	73,629
Fulton Financial Corp.	30,558	503,290
German American Bancorp, Inc.	2,865	97,954
Glacier Bancorp, Inc.	12,749	540,175
Great Southern Bancorp, Inc.	1,602	91,170
Great Western Bancorp, Inc.	9,714	287,049
Hancock Whitney Corp.	14,635	581,595
Hanmi Financial Corp.	3,453	58,079
Heartland Financial U.S.A., Inc.	5,525	270,228
Heritage Commerce Corp.	5,677	65,853
Heritage Financial Corp., Washington	4,051	104,435
Hilltop Holdings, Inc.	11,216	253,930
Home Bancshares, Inc.	26,489	506,470
Hope Bancorp, Inc.	20,005	278,170
Horizon Bancorp, Inc. Indiana	4,730	80,032
Huntington Bancshares, Inc.	169,380	2,298,487
IBERIABANK Corp.	11,470	833,984
Independent Bank Corp.	2,868	61,318
Independent Bank Corp., Massachusetts	4,306	310,893
Independent Bank Group, Inc.	6,544	350,235
International Bancshares Corp.	9,287	365,908
Investors Bancorp, Inc.	40,200	485,817
JPMorgan Chase & Co.	532,798	70,521,143
KeyCorp	163,630	3,061,517
Lakeland Bancorp, Inc.	5,987	97,229
Lakeland Financial Corp.	4,844	229,799
Live Oak Bancshares, Inc.	4,569	79,866
M&T Bank Corp.	22,710	3,827,089
Mercantile Bank Corp.	2,098	68,751
Midland States Bancorp, Inc.	2,936	77,569
National Bank Holdings Corp.	4,224	137,702
NBT Bancorp, Inc.	6,932	261,960
OFG Bancorp	7,388	145,617
Old National Bancorp, Indiana	25,418	455,236
Old Second Bancorp, Inc.	4,480	55,037
Opus Bank	2,956	78,733
Origin Bancorp, Inc.	300	10,572
Pacific Premier Bancorp, Inc.	6,931	206,544
PacWest Bancorp	26,798	939,270
Park National Corp.	1,825	173,320
Peapack-Gladstone Financial Corp.	3,045	89,005
Peoples Bancorp, Inc.	2,554	83,107
Peoples United Financial, Inc.	63,135	973,542
Pinnacle Financial Partners, Inc.	11,871	701,101
PNC Financial Services Group, Inc.	73,761	10,957,197
Popular, Inc.	16,249	909,294
Preferred Bank, Los Angeles	2,381	143,122
Prosperity Bancshares, Inc.	11,473	805,405
QCR Holdings, Inc.	2,173	89,310
Regions Financial Corp.	163,554	2,546,536
Renasant Corp.	8,772	280,090
S&T Bancorp, Inc.	7,509	282,263
Sandy Spring Bancorp, Inc.	5,553	193,244
Seacoast Banking Corp., Florida (a)	8,411	228,359
ServisFirst Bancshares, Inc.	8,574	315,095
Signature Bank	8,554	1,213,727
Simmons First National Corp. Class A	17,740	425,405
South State Corp.	6,023	455,399
Southside Bancshares, Inc.	4,062	142,495
Sterling Bancorp	35,861	717,220
Stock Yards Bancorp, Inc.	2,769	107,271
SVB Financial Group (a)	8,701	2,091,111
Synovus Financial Corp.	26,629	932,548
TCF Financial Corp.	11,783	498,185
Texas Capital Bancshares, Inc. (a)	7,784	427,809
Tompkins Financial Corp.	1,535	132,148
TowneBank	8,289	220,073
Trico Bancshares	3,134	114,078
TriState Capital Holdings, Inc. (a)	3,002	69,016
Triumph Bancorp, Inc. (a)	3,159	123,138
Trustmark Corp.	11,440	365,851
U.S. Bancorp	246,460	13,116,601
UMB Financial Corp.	7,323	486,687
Umpqua Holdings Corp.	39,405	665,945
Union Bankshares Corp.	10,035	338,079
United Bankshares, Inc., West Virginia	15,749	540,191
United Community Bank, Inc.	12,458	347,827
Univest Corp. of Pennsylvania	4,666	115,903
Valley National Bancorp	63,136	664,822
Veritex Holdings, Inc.	6,086	172,356
Washington Trust Bancorp, Inc.	2,124	100,529
Webster Financial Corp.	15,057	675,457
Wells Fargo & Co.	664,759	31,203,787
WesBanco, Inc.	10,348	342,726
Westamerica Bancorp.	4,103	259,966
Western Alliance Bancorp.	15,531	857,777
Wintrust Financial Corp.	9,223	583,631
Zions Bancorp NA	29,866	1,358,604
		284,226,683
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	8,862	707,631
Ameriprise Financial, Inc.	22,180	3,668,794
Artisan Partners Asset Management, Inc.	8,228	274,815
Ashford, Inc. (a)	37	891
Bank of New York Mellon Corp.	144,695	6,479,442
BGC Partners, Inc. Class A	71,808	414,332
BlackRock, Inc. Class A	19,953	10,522,215
Blucora, Inc. (a)	7,242	163,307
Cboe Global Markets, Inc.	18,260	2,249,997
Charles Schwab Corp.	192,051	8,747,923
CME Group, Inc.	58,490	12,698,764
Cohen & Steers, Inc.	3,485	257,820
Cowen Group, Inc. Class A (a)(b)	3,849	61,853
Diamond Hill Investment Group, Inc.	470	66,162
Donnelley Financial Solutions, Inc. (a)	9,397	85,137
E*TRADE Financial Corp.	41,262	1,758,586
Eaton Vance Corp. (non-vtg.)	19,122	874,832
Evercore, Inc. Class A	6,616	506,918
FactSet Research Systems, Inc.	6,219	1,779,318
Federated Investors, Inc. Class B (non-vtg.)	16,148	585,042
Focus Financial Partners, Inc. Class A (a)	2,637	74,495
Franklin Resources, Inc.	47,793	1,209,163
Gain Capital Holdings, Inc. (b)	2,246	8,782
Goldman Sachs Group, Inc.	55,376	13,165,644
Greenhill & Co., Inc.	2,228	34,890
Hamilton Lane, Inc. Class A	2,842	184,588
Houlihan Lokey	5,670	293,990
Interactive Brokers Group, Inc.	12,293	577,771
Intercontinental Exchange, Inc.	92,481	9,224,055
INTL FCStone, Inc. (a)	2,724	129,826
Invesco Ltd.	64,494	1,115,746
Janus Henderson Group PLC	26,323	665,182
Lazard Ltd. Class A	18,517	776,973
Legg Mason, Inc.	14,714	576,053
LPL Financial	13,734	1,265,313
MarketAxess Holdings, Inc.	6,191	2,192,728
Moelis & Co. Class A	7,304	262,944
Moody's Corp.	27,152	6,972,362
Morgan Stanley	208,130	10,876,874
Morningstar, Inc.	2,950	462,826
MSCI, Inc.	14,327	4,094,657
Northern Trust Corp.	35,572	3,479,297
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,424	39,231
Piper Jaffray Companies	2,746	226,353
PJT Partners, Inc.	3,437	158,171
Raymond James Financial, Inc.	21,037	1,923,413
S&P Global, Inc.	40,664	11,944,237
SEI Investments Co.	21,147	1,380,053
State Street Corp.	60,849	4,602,010
Stifel Financial Corp.	11,615	751,374
T. Rowe Price Group, Inc.	38,797	5,180,563
TD Ameritrade Holding Corp.	43,078	2,045,343
The NASDAQ OMX Group, Inc.	18,547	2,159,984
Tradeweb Markets, Inc. Class A	10,366	478,702
Victory Capital Holdings, Inc.	1,748	36,463
Virtu Financial, Inc. Class A	10,550	176,080
Virtus Investment Partners, Inc.	1,147	141,115
Waddell & Reed Financial, Inc. Class A (b)	14,999	239,684
Westwood Holdings Group, Inc.	1,225	34,398
WisdomTree Investments, Inc.	15,480	65,171
		141,130,283
Consumer Finance - 0.7%
Ally Financial, Inc.	65,644	2,102,577
American Express Co.	112,985	14,673,362
Capital One Financial Corp.	76,283	7,613,043
Credit Acceptance Corp. (a)(b)	2,047	878,122
CURO Group Holdings Corp.	1,320	13,741
Discover Financial Services	54,150	4,068,290
Elevate Credit, Inc. (a)	2,164	12,573
Encore Capital Group, Inc. (a)(b)	4,543	154,235
Enova International, Inc. (a)	5,739	143,819
EZCORP, Inc. (non-vtg.) Class A (a)	9,132	56,801
First Cash Financial Services, Inc.	6,873	597,745
Green Dot Corp. Class A (a)	7,242	217,839
LendingClub Corp. (a)	14,200	166,424
Navient Corp.	35,260	507,039
Nelnet, Inc. Class A	3,960	226,750
OneMain Holdings, Inc.	12,376	524,371
PRA Group, Inc. (a)	8,164	288,679
Regional Management Corp. (a)	2,475	68,186
Santander Consumer U.S.A. Holdings, Inc. (b)	18,096	481,716
SLM Corp.	69,178	755,424
Synchrony Financial	104,293	3,380,136
World Acceptance Corp. (a)	865	74,797
		37,005,669
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	33,636	807,937
Berkshire Hathaway, Inc. Class B (a)	317,018	71,148,350
Cannae Holdings, Inc. (a)	11,514	468,159
FGL Holdings Class A	27,580	266,147
Jefferies Financial Group, Inc.	46,257	1,001,001
On Deck Capital, Inc. (a)	6,314	25,761
Voya Financial, Inc.	24,039	1,435,849
		75,153,204
Insurance - 2.6%
AFLAC, Inc.	123,378	6,362,603
Alleghany Corp. (a)	2,426	1,935,123
Allstate Corp.	55,361	6,562,493
AMBAC Financial Group, Inc. (a)	8,578	183,827
American Equity Investment Life Holding Co.	14,891	393,271
American Financial Group, Inc.	11,347	1,234,440
American International Group, Inc.	143,916	7,233,218
American National Insurance Co.	1,060	116,770
Amerisafe, Inc.	3,466	237,144
Aon PLC	38,977	8,584,684
Arch Capital Group Ltd. (a)	66,223	2,924,408
Argo Group International Holdings, Ltd.	5,428	356,077
Arthur J. Gallagher & Co.	29,919	3,068,792
Assurant, Inc.	8,669	1,131,825
Assured Guaranty Ltd.	16,305	747,421
Athene Holding Ltd. (a)	20,948	912,495
Axis Capital Holdings Ltd.	13,488	866,604
Brighthouse Financial, Inc. (a)	18,961	737,583
Brown & Brown, Inc.	38,256	1,717,694
Chubb Ltd.	74,870	11,379,491
Cincinnati Financial Corp.	24,599	2,581,665
CNO Financial Group, Inc.	25,341	445,748
eHealth, Inc. (a)	2,945	309,696
Employers Holdings, Inc.	6,208	264,771
Enstar Group Ltd. (a)	2,575	502,872
Erie Indemnity Co. Class A	3,212	534,798
Everest Re Group Ltd.	6,661	1,842,233
FBL Financial Group, Inc. Class A	1,239	66,633
First American Financial Corp.	17,995	1,115,330
FNF Group	44,743	2,181,221
Genworth Financial, Inc. Class A	78,170	320,497
Globe Life, Inc.	16,868	1,758,658
Goosehead Insurance (b)	1,565	81,662
Greenlight Capital Re, Ltd. (a)	3,005	27,977
Hanover Insurance Group, Inc.	6,885	954,123
Hartford Financial Services Group, Inc.	58,088	3,443,457
HCI Group, Inc.	1,035	45,819
Health Insurance Innovations, Inc. (a)(b)	1,454	33,413
Heritage Insurance Holdings, Inc.	3,315	39,979
Horace Mann Educators Corp.	6,439	276,941
James River Group Holdings Ltd.	4,932	211,780
Kemper Corp.	9,742	725,000
Kinsale Capital Group, Inc.	3,191	364,476
Lincoln National Corp.	34,344	1,871,061
Loews Corp.	44,791	2,304,497
Maiden Holdings Ltd. (a)	6,959	6,124
Markel Corp. (a)	2,257	2,647,393
Marsh & McLennan Companies, Inc.	81,775	9,147,352
MBIA, Inc. (a)(b)	16,080	145,685
Mercury General Corp.	4,512	221,494
MetLife, Inc.	157,437	7,826,193
National General Holdings Corp.	11,558	251,618
National Western Life Group, Inc.	473	125,818
Old Republic International Corp.	45,855	1,034,030
Palomar Holdings, Inc.	2,833	151,424
Primerica, Inc.	6,757	801,110
Principal Financial Group, Inc.	43,293	2,292,364
ProAssurance Corp.	8,380	254,501
Progressive Corp.	94,777	7,647,556
Prudential Financial, Inc.	67,148	6,114,497
Reinsurance Group of America, Inc.	10,498	1,512,237
RenaissanceRe Holdings Ltd.	6,716	1,272,279
RLI Corp.	6,304	586,335
Safety Insurance Group, Inc.	2,759	254,049
Selective Insurance Group, Inc.	9,580	634,675
Stewart Information Services Corp.	3,894	162,575
The Travelers Companies, Inc.	42,643	5,612,672
Third Point Reinsurance Ltd. (a)	12,066	131,399
Trupanion, Inc. (a)(b)	3,837	122,477
United Fire Group, Inc.	3,743	165,665
United Insurance Holdings Corp.	3,578	36,281
Universal Insurance Holdings, Inc.	5,366	130,608
Unum Group	35,547	948,749
W.R. Berkley Corp.	23,692	1,742,073
White Mountains Insurance Group Ltd.	524	585,423
Willis Group Holdings PLC	21,116	4,461,600
		136,016,526
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	4,830	76,556
AGNC Investment Corp.	84,323	1,567,565
Annaly Capital Management, Inc.	220,822	2,155,223
Anworth Mortgage Asset Corp.	15,570	55,741
Apollo Commercial Real Estate Finance, Inc.	17,775	324,927
Arbor Realty Trust, Inc.	8,023	118,500
Ares Commercial Real Estate Corp.	2,596	42,419
Arlington Asset Investment Corp.	3,545	20,136
Armour Residential REIT, Inc.	20,075	386,645
Blackstone Mortgage Trust, Inc.	19,087	729,123
Capstead Mortgage Corp.	15,069	123,867
Cherry Hill Mortgage Investment Corp.	1,714	26,327
Chimera Investment Corp.	29,391	623,089
Colony NorthStar Credit Real Estate, Inc.	12,735	158,551
Dynex Capital, Inc.	2,061	36,727
Exantas Capital Corp.	6,618	79,945
Granite Point Mortgage Trust, Inc.	6,719	122,891
Invesco Mortgage Capital, Inc.	18,239	319,000
KKR Real Estate Finance Trust, Inc.	6,279	132,173
Ladder Capital Corp. Class A	15,212	279,140
MFA Financial, Inc.	72,175	562,965
New Residential Investment Corp.	58,822	984,680
New York Mortgage Trust, Inc.	30,817	195,688
Orchid Island Capital, Inc.	7,415	44,787
PennyMac Mortgage Investment Trust	11,881	276,233
Redwood Trust, Inc.	13,667	240,949
Starwood Property Trust, Inc.	47,699	1,223,956
TPG RE Finance Trust, Inc.	6,639	135,900
Two Harbors Investment Corp.	40,424	616,870
Western Asset Mortgage Capital Corp.	6,198	65,761
		11,726,334
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	8,733	246,009
Capitol Federal Financial, Inc.	22,856	301,242
Columbia Financial, Inc. (a)	6,195	103,890
Essent Group Ltd.	15,816	784,632
Farmer Mac Class C (non-vtg.)	1,629	124,293
First Defiance Financial Corp.	2,825	83,027
Flagstar Bancorp, Inc.	5,859	206,471
HomeStreet, Inc.	4,334	139,165
Kearny Financial Corp.	13,693	169,109
LendingTree, Inc. (a)	1,209	376,241
Meridian Bancorp, Inc. Maryland	8,249	148,400
Meta Financial Group, Inc.	4,434	165,033
MGIC Investment Corp.	60,216	830,379
New York Community Bancorp, Inc.	80,642	891,901
NMI Holdings, Inc. (a)	10,548	336,692
Northfield Bancorp, Inc.	5,530	87,872
Northwest Bancshares, Inc.	17,126	269,306
OceanFirst Financial Corp.	7,917	184,149
Ocwen Financial Corp. (a)	12,668	15,582
Pennymac Financial Services, Inc.	9,694	326,882
Provident Financial Services, Inc.	7,807	178,078
Radian Group, Inc.	33,660	824,333
TFS Financial Corp.	8,086	165,197
Trustco Bank Corp., New York	12,799	101,496
Walker & Dunlop, Inc.	4,424	293,621
Washington Federal, Inc.	18,435	626,790
WMI Holdings Corp. (a)	3,692	45,707
WSFS Financial Corp.	4,352	173,601
		8,199,098

TOTAL FINANCIALS		693,457,797

HEALTH CARE - 13.6%
Biotechnology - 2.3%
AbbVie, Inc.	244,507	19,809,957
Abeona Therapeutics, Inc. (a)(b)	11,891	25,803
ACADIA Pharmaceuticals, Inc. (a)	19,727	787,896
Acceleron Pharma, Inc. (a)	7,056	640,544
Acorda Therapeutics, Inc. (a)	3,953	8,025
Adamas Pharmaceuticals, Inc. (a)	1,801	9,257
ADMA Biologics, Inc. (a)(b)	4,600	18,216
Aduro Biotech, Inc. (a)	6,785	11,399
Adverum Biotechnologies, Inc. (a)(b)	9,061	89,432
Aeglea BioTherapeutics, Inc. (a)	4,748	34,470
Agenus, Inc. (a)(b)	16,684	62,398
Agios Pharmaceuticals, Inc. (a)	9,780	476,579
Aimmune Therapeutics, Inc. (a)(b)	6,211	192,852
Akebia Therapeutics, Inc. (a)	17,285	124,798
Aldeyra Therapeutics, Inc. (a)	2,151	11,486
Alector, Inc.	4,859	135,760
Alexion Pharmaceuticals, Inc. (a)	35,698	3,548,024
Alkermes PLC (a)	25,420	442,562
Allakos, Inc. (a)(b)	1,207	87,145
Allogene Therapeutics, Inc. (a)(b)	2,495	54,191
Alnylam Pharmaceuticals, Inc. (a)	14,841	1,703,598
AMAG Pharmaceuticals, Inc. (a)(b)	4,837	42,856
Amgen, Inc.	103,154	22,286,422
Amicus Therapeutics, Inc. (a)	28,985	256,227
AnaptysBio, Inc. (a)	2,995	43,487
Anika Therapeutics, Inc. (a)	2,358	96,937
Apellis Pharmaceuticals, Inc. (a)	6,816	280,206
Arcus Biosciences, Inc. (a)	1,109	9,737
Arena Pharmaceuticals, Inc. (a)	8,723	398,554
Arrowhead Pharmaceuticals, Inc. (a)	14,883	623,747
Assembly Biosciences, Inc. (a)	4,071	71,487
Atara Biotherapeutics, Inc. (a)	7,633	100,985
Athenex, Inc. (a)(b)	7,607	101,858
Avid Bioservices, Inc. (a)	6,807	44,994
Bellicum Pharmaceuticals, Inc. (a)(b)	4,128	5,036
BioCryst Pharmaceuticals, Inc. (a)	24,722	70,458
Biogen, Inc. (a)	32,037	8,613,147
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,775	280,030
BioMarin Pharmaceutical, Inc. (a)	29,037	2,424,590
Biospecifics Technologies Corp. (a)	4,216	249,081
bluebird bio, Inc. (a)	8,983	715,855
Blueprint Medicines Corp. (a)	7,249	459,949
Calithera Biosciences, Inc. (a)	5,425	32,550
CareDx, Inc. (a)	6,005	145,081
CASI Pharmaceuticals, Inc. (a)(b)	4,679	13,335
Catalyst Biosciences, Inc. (a)	1,629	11,566
Catalyst Pharmaceutical Partners, Inc. (a)	17,030	69,993
Cellular Biomedicine Group, Inc. (a)	996	16,982
ChemoCentryx, Inc. (a)(b)	3,542	150,252
Clovis Oncology, Inc. (a)(b)	13,331	110,514
Coherus BioSciences, Inc. (a)	9,408	169,720
Concert Pharmaceuticals, Inc. (a)	1,696	18,113
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,627	42,877
Cortexyme, Inc. (b)	775	36,417
Crinetics Pharmaceuticals, Inc. (a)(b)	811	17,420
Cyclerion Therapeutics, Inc. (a)	1,414	4,638
Cytokinetics, Inc. (a)	9,430	115,989
CytomX Therapeutics, Inc. (a)	5,171	38,369
Deciphera Pharmaceuticals, Inc. (a)	2,999	187,827
Denali Therapeutics, Inc. (a)(b)	11,267	260,944
Dicerna Pharmaceuticals, Inc. (a)	7,568	149,430
Dynavax Technologies Corp. (a)(b)	9,722	49,096
Eagle Pharmaceuticals, Inc. (a)	2,002	107,748
Editas Medicine, Inc.(a)(b)	7,502	198,278
Eiger Biopharmaceuticals, Inc. (a)	3,199	39,540
Emergent BioSolutions, Inc. (a)	7,043	387,999
Enanta Pharmaceuticals, Inc. (a)	2,674	137,818
Epizyme, Inc. (a)(b)	10,189	213,256
Esperion Therapeutics, Inc. (a)(b)	4,452	240,764
Exact Sciences Corp. (a)(b)	21,612	2,015,967
Exelixis, Inc. (a)	49,024	843,213
Fate Therapeutics, Inc. (a)	10,754	272,721
FibroGen, Inc. (a)	12,320	515,592
Five Prime Therapeutics, Inc. (a)	4,233	19,980
Flexion Therapeutics, Inc. (a)(b)	4,773	83,623
G1 Therapeutics, Inc. (a)	4,298	83,209
Galectin Therapeutics, Inc. (a)	2,908	7,648
Geron Corp. (a)(b)	24,194	31,694
Gilead Sciences, Inc.	210,043	13,274,718
Global Blood Therapeutics, Inc. (a)	9,009	587,927
GlycoMimetics, Inc. (a)	3,425	14,659
Gossamer Bio, Inc.	2,200	29,216
Halozyme Therapeutics, Inc. (a)	23,535	446,694
Heron Therapeutics, Inc. (a)(b)	12,021	250,758
Homology Medicines, Inc. (a)	810	12,677
ImmunoGen, Inc. (a)	24,114	113,939
Immunomedics, Inc. (a)	29,542	548,595
Incyte Corp. (a)	28,841	2,107,412
Inovio Pharmaceuticals, Inc. (a)(b)	15,416	69,834
Insmed, Inc. (a)	12,683	260,509
Intellia Therapeutics, Inc. (a)(b)	3,927	46,771
Intercept Pharmaceuticals, Inc. (a)	3,728	344,504
Invitae Corp. (a)(b)	11,676	217,757
Ionis Pharmaceuticals, Inc. (a)	22,652	1,321,065
Iovance Biotherapeutics, Inc. (a)	20,330	441,974
Ironwood Pharmaceuticals, Inc. Class A (a)	22,171	267,826
Kadmon Holdings, Inc. (a)	20,531	94,237
Karyopharm Therapeutics, Inc. (a)	8,238	133,044
Kindred Biosciences, Inc. (a)	4,530	39,547
Kiniksa Pharmaceuticals Ltd. (a)(b)	1,166	17,152
Kura Oncology, Inc. (a)	3,825	44,906
La Jolla Pharmaceutical Co. (a)(b)	3,000	20,550
Lexicon Pharmaceuticals, Inc. (a)(b)	5,888	18,194
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,594	315,589
Macrogenics, Inc. (a)	4,402	40,719
Madrigal Pharmaceuticals, Inc. (a)(b)	1,687	140,055
Magenta Therapeutics, Inc. (a)	3,240	38,491
MannKind Corp. (a)(b)	34,384	50,544
Minerva Neurosciences, Inc. (a)	5,878	47,788
Mirati Therapeutics, Inc. (a)	5,698	494,757
Momenta Pharmaceuticals, Inc. (a)	18,229	529,006
Myriad Genetics, Inc. (a)	12,303	340,178
Natera, Inc. (a)	6,287	220,108
Neurocrine Biosciences, Inc. (a)	15,112	1,512,409
NextCure, Inc.	1,418	60,620
Novavax, Inc. (a)(b)	3,545	27,013
Opko Health, Inc. (a)(b)	62,037	89,954
PDL BioPharma, Inc. (a)	28,331	93,209
Polarityte, Inc. (a)	1,455	4,511
Portola Pharmaceuticals, Inc. (a)(b)	10,038	128,386
Precigen, Inc. (a)(b)	11,970	55,661
Principia Biopharma, Inc. (a)	1,506	79,291
Progenics Pharmaceuticals, Inc. (a)	11,141	49,689
Prothena Corp. PLC (a)	5,951	72,424
PTC Therapeutics, Inc. (a)	7,996	411,794
Puma Biotechnology, Inc. (a)(b)	4,141	32,548
Ra Pharmaceuticals, Inc. (a)	4,063	190,433
Radius Health, Inc. (a)(b)	6,737	118,302
Regeneron Pharmaceuticals, Inc. (a)	12,623	4,265,817
REGENXBIO, Inc. (a)	4,955	215,691
Retrophin, Inc. (a)	7,087	109,565
Rhythm Pharmaceuticals, Inc. (a)(b)	4,519	79,263
Rigel Pharmaceuticals, Inc. (a)	26,609	60,136
Rocket Pharmaceuticals, Inc. (a)(b)	4,732	96,911
Sage Therapeutics, Inc. (a)	7,772	515,128
Sangamo Therapeutics, Inc. (a)(b)	19,648	144,020
Sarepta Therapeutics, Inc. (a)	10,749	1,246,454
Savara, Inc. (a)	3,022	7,918
Scholar Rock Holding Corp. (a)	608	7,472
Seattle Genetics, Inc. (a)	17,866	1,936,496
Solid Biosciences, Inc. (a)(b)	1,426	4,777
Sorrento Therapeutics, Inc. (a)(b)	22,308	85,440
Spectrum Pharmaceuticals, Inc. (a)	16,682	42,205
Stemline Therapeutics, Inc. (a)(b)	4,364	28,933
Syndax Pharmaceuticals, Inc. (a)	2,311	21,677
T2 Biosystems, Inc. (a)(b)	3,749	3,337
TCR2 Therapeutics, Inc.	2,520	36,994
TG Therapeutics, Inc. (a)(b)	12,019	170,790
Tocagen, Inc. (a)(b)	2,064	1,031
Trevena, Inc. (a)(b)	6,547	5,768
Turning Point Therapeutics, Inc.	2,296	134,316
Twist Bioscience Corp. (a)	4,130	102,589
Ultragenyx Pharmaceutical, Inc. (a)(b)	7,798	409,785
United Therapeutics Corp. (a)	7,272	710,256
Vanda Pharmaceuticals, Inc. (a)	9,081	115,783
Veracyte, Inc. (a)	5,120	134,400
Verastem, Inc. (a)(b)	7,024	13,205
Vericel Corp. (a)	8,230	134,972
Vertex Pharmaceuticals, Inc. (a)	41,535	9,430,522
Viking Therapeutics, Inc. (a)(b)	6,241	39,193
Voyager Therapeutics, Inc. (a)	6,765	74,618
Xencor, Inc. (a)	8,218	278,919
XOMA Corp. (a)(b)	1,027	23,816
Y-mAbs Therapeutics, Inc. (a)	1,986	65,518
Zafgen, Inc. (a)(b)	3,203	3,683
ZIOPHARM Oncology, Inc. (a)(b)	21,224	83,623
		118,999,163
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	286,948	25,004,649
Abiomed, Inc. (a)	7,248	1,350,230
Accuray, Inc. (a)	15,612	60,731
Align Technology, Inc. (a)	11,684	3,003,956
Angiodynamics, Inc. (a)	7,777	107,089
Antares Pharma, Inc. (a)	24,722	90,730
Atricure, Inc. (a)	6,122	238,146
Atrion Corp.	245	176,202
Avanos Medical, Inc. (a)	7,871	216,767
AxoGen, Inc. (a)	5,529	68,338
Axonics Modulation Technologies, Inc. (a)(b)	2,012	58,408
Baxter International, Inc.	80,397	7,173,020
Becton, Dickinson & Co.	43,932	12,089,208
BioLife Solutions, Inc. (a)(b)	2,904	40,046
Boston Scientific Corp. (a)	224,985	9,420,122
Cantel Medical Corp.	6,109	397,452
Cardiovascular Systems, Inc. (a)	5,553	252,051
Cerus Corp. (a)	23,049	92,426
CONMED Corp.	4,195	426,548
Cryolife, Inc. (a)	5,765	171,451
CryoPort, Inc. (a)(b)	4,741	84,911
Cutera, Inc. (a)	2,574	72,535
CytoSorbents Corp. (a)(b)	3,207	15,843
Danaher Corp.	100,906	16,232,748
Dentsply Sirona, Inc.	36,329	2,034,424
DexCom, Inc. (a)	14,450	3,478,838
Edwards Lifesciences Corp. (a)	34,091	7,495,247
Endologix, Inc. (a)(b)	932	932
Genmark Diagnostics, Inc. (a)	6,541	35,256
Glaukos Corp. (a)(b)	5,626	316,463
Globus Medical, Inc. (a)	12,315	643,828
Haemonetics Corp. (a)	8,324	893,914
Heska Corp. (a)(b)	1,323	132,551
Hill-Rom Holdings, Inc.	11,247	1,197,693
Hologic, Inc. (a)	44,004	2,355,094
ICU Medical, Inc. (a)	2,700	492,669
IDEXX Laboratories, Inc. (a)	14,083	3,816,634
Inogen, Inc. (a)	2,643	117,006
Insulet Corp. (a)	9,911	1,923,130
Integer Holdings Corp. (a)	4,943	422,132
Integra LifeSciences Holdings Corp. (a)	11,486	632,189
IntriCon Corp. (a)(b)	701	11,938
Intuitive Surgical, Inc. (a)	18,611	10,418,066
Invacare Corp.	4,114	31,637
iRhythm Technologies, Inc. (a)	3,787	324,281
Lantheus Holdings, Inc. (a)	6,793	118,945
LeMaitre Vascular, Inc.	3,534	127,171
LivaNova PLC (a)	7,915	537,983
Masimo Corp. (a)	8,086	1,379,472
Medtronic PLC	219,129	25,296,252
Meridian Bioscience, Inc.	7,362	72,442
Merit Medical Systems, Inc. (a)	8,836	321,807
Mesa Laboratories, Inc. (b)	617	161,925
Natus Medical, Inc. (a)	5,530	173,034
Neogen Corp. (a)	8,516	572,871
Neuronetics, Inc. (a)	668	2,425
Nevro Corp. (a)	4,873	647,670
NuVasive, Inc. (a)	8,226	634,389
OraSure Technologies, Inc. (a)	7,385	52,064
Orthofix International NV (a)	3,257	140,898
OrthoPediatrics Corp. (a)	1,543	70,870
Penumbra, Inc. (a)	5,145	902,742
Quidel Corp. (a)	5,711	438,605
ResMed, Inc.	23,284	3,701,457
Seaspine Holdings Corp. (a)	3,451	50,937
Senseonics Holdings, Inc. (a)(b)	8,327	6,811
Shockwave Medical, Inc. (a)	1,459	63,350
SI-BONE, Inc. (a)	890	18,788
Sientra, Inc. (a)	2,067	12,526
Silk Road Medical, Inc.	1,359	63,248
Staar Surgical Co. (a)	4,603	154,845
STERIS PLC	13,741	2,070,631
Stryker Corp.	50,994	10,744,436
SurModics, Inc. (a)	2,364	93,118
Tactile Systems Technology, Inc. (a)	2,787	156,602
Tandem Diabetes Care, Inc. (a)	9,354	711,278
Teleflex, Inc.	7,494	2,784,096
The Cooper Companies, Inc.	8,088	2,805,646
TransEnterix, Inc. (a)(b)	1,761	2,395
TransMedics Group, Inc.	1,647	28,839
Varex Imaging Corp. (a)	6,042	167,061
Varian Medical Systems, Inc. (a)	14,912	2,096,180
ViewRay, Inc. (a)	16,520	51,542
West Pharmaceutical Services, Inc.	12,051	1,879,353
Wright Medical Group NV (a)	18,810	566,933
Zimmer Biomet Holdings, Inc.	33,186	4,908,209
Zynex, Inc. (b)	3,174	30,502
		178,437,877
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	14,432	463,700
Addus HomeCare Corp. (a)	1,732	163,397
Amedisys, Inc. (a)	4,737	836,033
American Renal Associates Holdings, Inc. (a)	2,177	19,767
AmerisourceBergen Corp.	25,592	2,189,652
AMN Healthcare Services, Inc. (a)	7,594	511,684
Anthem, Inc.	41,665	11,052,891
Apollo Medical Holdings, Inc. (a)(b)	3,823	68,508
BioScrip, Inc. (a)	23,967	100,182
BioTelemetry, Inc. (a)	5,633	275,566
Brookdale Senior Living, Inc. (a)	31,156	205,318
Capital Senior Living Corp. (a)	2,885	8,049
Cardinal Health, Inc.	47,734	2,444,458
Centene Corp. (a)	94,278	5,921,626
Chemed Corp.	2,650	1,237,656
Cigna Corp.	61,645	11,859,265
Community Health Systems, Inc. (a)(b)	19,256	82,608
Corvel Corp. (a)	1,638	149,992
Covetrus, Inc. (a)	15,512	190,798
Cross Country Healthcare, Inc. (a)	4,457	44,124
CVS Health Corp.	211,779	14,362,852
DaVita HealthCare Partners, Inc. (a)	19,017	1,518,888
Diplomat Pharmacy, Inc. (a)	6,961	27,705
Encompass Health Corp.	15,979	1,230,862
Five Star Sr Living, Inc. (a)	2,310	10,464
HCA Holdings, Inc.	43,884	6,091,099
HealthEquity, Inc. (a)	8,869	585,886
Henry Schein, Inc. (a)	24,502	1,689,168
Humana, Inc.	21,864	7,351,551
Laboratory Corp. of America Holdings (a)	16,233	2,847,268
LHC Group, Inc. (a)	4,725	688,669
Magellan Health Services, Inc. (a)	3,961	289,985
McKesson Corp.	30,951	4,413,922
MEDNAX, Inc. (a)	14,949	344,873
Molina Healthcare, Inc. (a)	10,115	1,243,842
National Healthcare Corp.	1,229	103,138
Owens & Minor, Inc.	8,651	54,155
Patterson Companies, Inc.	13,938	306,775
Pennant Group, Inc. (a)	4,026	106,286
PetIQ, Inc. Class A (a)(b)	2,806	83,479
Premier, Inc. (a)(b)	8,773	305,037
Providence Service Corp. (a)	2,042	132,424
Quest Diagnostics, Inc.	22,381	2,476,905
R1 RCM, Inc. (a)	16,735	209,188
RadNet, Inc. (a)	7,181	162,075
Select Medical Holdings Corp. (a)	17,529	400,362
Surgery Partners, Inc. (a)	3,255	54,912
Tenet Healthcare Corp. (a)	13,347	422,299
The Ensign Group, Inc.	8,094	365,849
Tivity Health, Inc. (a)	6,901	149,372
Triple-S Management Corp.	3,040	53,565
U.S. Physical Therapy, Inc.	2,066	242,011
UnitedHealth Group, Inc.	157,132	42,810,613
Universal Health Services, Inc. Class B	13,670	1,874,294
		130,835,047
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	29,092	249,609
Castlight Health, Inc. Class B (a)	8,850	10,974
Cerner Corp.	53,014	3,807,996
Computer Programs & Systems, Inc.	2,468	64,168
Evolent Health, Inc. (a)	11,706	117,996
HealthStream, Inc. (a)	3,984	101,791
HMS Holdings Corp. (a)	13,349	364,695
Inovalon Holdings, Inc. Class A (a)	11,194	226,790
Inspire Medical Systems, Inc. (a)	2,302	172,190
Nextgen Healthcare, Inc. (a)	8,024	111,213
Omnicell, Inc. (a)	6,407	520,761
Tabula Rasa HealthCare, Inc. (a)(b)	2,845	165,209
Teladoc Health, Inc. (a)(b)	11,508	1,170,479
Veeva Systems, Inc. Class A (a)	20,080	2,943,929
Vocera Communications, Inc. (a)(b)	5,697	125,505
		10,153,305
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	5,096	85,613
Agilent Technologies, Inc.	52,066	4,298,569
Avantor, Inc.	35,705	659,471
Bio-Rad Laboratories, Inc. Class A (a)	3,259	1,176,238
Bio-Techne Corp.	6,157	1,292,785
Bruker Corp.	16,076	795,280
Charles River Laboratories International, Inc. (a)	7,850	1,213,453
Codexis, Inc. (a)	8,371	131,257
Fluidigm Corp. (a)	5,573	21,400
Illumina, Inc. (a)	23,897	6,931,803
IQVIA Holdings, Inc. (a)	25,444	3,950,181
Luminex Corp.	7,014	159,113
Medpace Holdings, Inc. (a)	4,386	375,222
Mettler-Toledo International, Inc. (a)	4,037	3,056,736
Nanostring Technologies, Inc. (a)	4,192	113,897
NeoGenomics, Inc. (a)	15,123	487,414
Pacific Biosciences of California, Inc. (a)	23,290	108,764
PerkinElmer, Inc.	18,004	1,665,010
PRA Health Sciences, Inc. (a)	9,606	973,184
Quanterix Corp. (a)	2,258	61,214
Repligen Corp. (a)	6,368	639,284
Syneos Health, Inc. (a)	10,018	614,704
Thermo Fisher Scientific, Inc.	65,913	20,643,292
Waters Corp. (a)	11,897	2,662,430
		52,116,314
Pharmaceuticals - 4.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	5,875	9,988
Aclaris Therapeutics, Inc. (a)(b)	4,514	5,597
Adamis Pharmaceuticals Corp. (a)(b)	3,327	2,196
Aerie Pharmaceuticals, Inc. (a)(b)	6,421	131,502
Akcea Therapeutics, Inc. (a)(b)	2,256	38,961
Akorn, Inc. (a)	10,887	16,657
Allergan PLC	51,515	9,614,760
Amneal Pharmaceuticals, Inc. (a)	15,366	68,993
Amphastar Pharmaceuticals, Inc. (a)	4,802	90,806
ANI Pharmaceuticals, Inc. (a)	1,406	87,172
Arvinas Holding Co. LLC (a)	1,856	89,942
Assertio Therapeutics, Inc. (a)	8,175	8,747
Biodelivery Sciences International, Inc. (a)	7,162	37,601
Bristol-Myers Squibb Co.	382,307	24,066,226
Cara Therapeutics, Inc. (a)(b)	5,822	93,734
Catalent, Inc. (a)	23,827	1,455,830
Collegium Pharmaceutical, Inc. (a)	4,423	88,969
Corcept Therapeutics, Inc. (a)	17,177	217,633
CymaBay Therapeutics, Inc. (a)	8,584	13,219
Dermira, Inc. (a)	5,750	108,963
Elanco Animal Health, Inc. (a)	59,712	1,845,101
Eli Lilly & Co.	153,233	21,397,456
Endo International PLC (a)	33,243	188,488
Evolus, Inc. (a)	1,403	14,353
Horizon Pharma PLC (a)	27,571	950,924
Innoviva, Inc. (a)	12,439	171,720
Intersect ENT, Inc. (a)	5,675	146,642
Intra-Cellular Therapies, Inc. (a)	9,202	208,793
Jazz Pharmaceuticals PLC (a)	10,052	1,440,954
Johnson & Johnson	436,720	65,014,506
Kala Pharmaceuticals, Inc. (a)(b)	2,002	11,932
Lannett Co., Inc. (a)(b)	4,324	35,197
Mallinckrodt PLC (a)(b)	13,694	62,855
Marinus Pharmaceuticals, Inc. (a)	13,795	28,004
Merck& Co., Inc.	422,412	36,090,881
Mylan NV (a)	83,048	1,778,888
MyoKardia, Inc. (a)	5,571	378,995
Nektar Therapeutics (a)(b)	27,859	554,116
Neos Therapeutics, Inc. (a)(b)	14,306	22,747
Ocular Therapeutix, Inc. (a)(b)	4,110	17,920
Omeros Corp. (a)(b)	8,320	106,163
OptiNose, Inc. (a)(b)	4,816	37,709
Pacira Biosciences, Inc. (a)	6,634	286,721
Paratek Pharmaceuticals, Inc. (a)(b)	2,578	8,662
Perrigo Co. PLC	20,414	1,164,415
Pfizer, Inc.	945,167	35,198,019
Phibro Animal Health Corp. Class A	3,400	80,648
Prestige Brands Holdings, Inc. (a)	8,278	335,756
Reata Pharmaceuticals, Inc. (a)	2,855	624,645
Revance Therapeutics, Inc. (a)	5,591	125,071
SIGA Technologies, Inc. (a)	5,371	27,661
Supernus Pharmaceuticals, Inc. (a)	8,671	198,306
TherapeuticsMD, Inc. (a)(b)	36,264	81,594
Theravance Biopharma, Inc. (a)(b)	7,157	199,537
Tricida, Inc. (a)	2,832	99,856
WAVE Life Sciences (a)(b)	1,931	13,710
Xeris Pharmaceuticals, Inc. (a)	811	5,166
Zoetis, Inc. Class A	78,307	10,509,582
Zogenix, Inc. (a)(b)	7,426	374,048
Zynerba Pharmaceuticals, Inc. (a)(b)	1,835	9,248
		216,094,485

TOTAL HEALTH CARE		706,636,191

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.3%
AAR Corp.	5,309	226,057
Aerojet Rocketdyne Holdings, Inc. (a)	12,003	624,996
AeroVironment, Inc. (a)	3,575	238,131
Arconic, Inc.	70,245	2,103,838
Astronics Corp. (a)	3,951	99,565
Axon Enterprise, Inc. (a)	9,468	727,237
BWX Technologies, Inc.	16,008	1,017,949
Cubic Corp.	4,712	307,646
Curtiss-Wright Corp.	7,129	1,036,770
Ducommun, Inc. (a)	1,759	71,996
General Dynamics Corp.	45,331	7,952,871
Harris Corp.	18,963	4,197,081
HEICO Corp.	7,506	918,960
HEICO Corp. Class A	10,886	1,046,689
Hexcel Corp.	14,399	1,068,694
Huntington Ingalls Industries, Inc.	6,937	1,810,557
Kratos Defense & Security Solutions, Inc. (a)	14,044	257,567
Lockheed Martin Corp.	40,365	17,281,064
Maxar Technologies, Inc.	9,339	149,050
Mercury Systems, Inc. (a)	7,833	601,183
Moog, Inc. Class A	5,197	465,703
National Presto Industries, Inc.	636	54,817
Northrop Grumman Corp.	28,112	10,529,912
Park Aerospace Corp.	2,147	33,214
Parsons Corp.	2,919	119,387
Raytheon Co.	46,480	10,269,291
Spirit AeroSystems Holdings, Inc. Class A	17,161	1,120,957
Teledyne Technologies, Inc. (a)	5,936	2,166,996
Textron, Inc.	39,886	1,831,964
The Boeing Co.	86,336	27,478,159
TransDigm Group, Inc.	7,918	5,093,491
Triumph Group, Inc.	8,204	167,608
United Technologies Corp.	132,519	19,904,354
Vectrus, Inc. (a)	1,818	101,354
		121,075,108
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	9,386	196,824
Atlas Air Worldwide Holdings, Inc. (a)	4,549	101,670
C.H. Robinson Worldwide, Inc.	22,232	1,605,595
Echo Global Logistics, Inc. (a)	4,131	80,059
Expeditors International of Washington, Inc.	28,152	2,056,222
FedEx Corp.	39,468	5,708,652
Forward Air Corp.	4,339	283,988
Hub Group, Inc. Class A (a)	5,265	278,361
United Parcel Service, Inc. Class B	114,212	11,823,226
XPO Logistics, Inc. (a)	20,937	1,861,718
		23,996,315
Airlines - 0.4%
Alaska Air Group, Inc.	20,365	1,315,375
Allegiant Travel Co.	2,082	349,859
American Airlines Group, Inc.	64,914	1,742,292
Delta Air Lines, Inc.	100,645	5,609,952
Hawaiian Holdings, Inc.	8,303	231,488
JetBlue Airways Corp. (a)	47,880	949,460
Mesa Air Group, Inc. (a)	1,231	10,513
SkyWest, Inc.	9,313	513,798
Southwest Airlines Co.	80,626	4,432,817
Spirit Airlines, Inc. (a)	11,187	459,450
United Continental Holdings, Inc. (a)	37,167	2,780,092
		18,395,096
Building Products - 0.4%
A.O. Smith Corp.	23,375	997,879
AAON, Inc.	6,312	331,001
Advanced Drain Systems, Inc.	7,165	297,849
Allegion PLC	15,521	2,007,176
American Woodmark Corp. (a)	2,429	266,340
Apogee Enterprises, Inc.	5,032	160,118
Armstrong Flooring, Inc. (a)	5,015	17,753
Armstrong World Industries, Inc.	7,963	798,928
Builders FirstSource, Inc. (a)	18,716	464,063
Continental Building Products, Inc. (a)	5,654	209,141
CSW Industrials, Inc.	2,385	180,974
Fortune Brands Home & Security, Inc.	23,331	1,603,073
Gibraltar Industries, Inc. (a)	6,048	329,737
Griffon Corp.	5,286	109,896
Insteel Industries, Inc.	2,617	58,542
Jeld-Wen Holding, Inc. (a)	11,218	267,886
Johnson Controls International PLC	145,717	5,748,536
Lennox International, Inc.	5,894	1,373,184
Masco Corp.	48,823	2,320,069
Masonite International Corp. (a)	4,351	326,804
NCI Building Systems, Inc. (a)	5,948	51,034
Owens Corning	18,007	1,089,243
Patrick Industries, Inc.	3,732	193,616
PGT, Inc. (a)	9,397	145,654
Quanex Building Products Corp.	4,275	75,753
Resideo Technologies, Inc. (a)	19,016	193,583
Simpson Manufacturing Co. Ltd.	6,592	544,961
Trex Co., Inc. (a)	9,722	955,089
Universal Forest Products, Inc.	9,963	477,228
		21,595,110
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	10,957	417,900
ACCO Brands Corp.	15,306	132,244
ADS Waste Holdings, Inc. (a)	11,166	367,920
ADT, Inc. (b)	19,683	122,035
Brady Corp. Class A	7,965	441,022
BrightView Holdings, Inc. (a)	2,711	42,834
Casella Waste Systems, Inc. Class A (a)	6,333	324,186
Cintas Corp.	14,211	3,964,443
Clean Harbors, Inc. (a)	8,185	672,971
Copart, Inc. (a)	34,120	3,461,815
Covanta Holding Corp.	17,693	265,041
Deluxe Corp.	6,985	336,677
Ennis, Inc.	3,094	64,541
Harsco Corp. (a)	12,274	182,883
Healthcare Services Group, Inc.	12,077	309,171
Heritage-Crystal Clean, Inc. (a)	1,794	50,860
Herman Miller, Inc.	9,915	383,215
HNI Corp.	6,883	247,582
IAA Spinco, Inc. (a)	22,136	1,046,147
Interface, Inc.	9,834	158,131
KAR Auction Services, Inc.	21,951	461,410
Kimball International, Inc. Class B	5,094	95,665
Knoll, Inc.	8,183	202,611
Matthews International Corp. Class A	4,987	186,115
McGrath RentCorp.	3,864	298,764
Mobile Mini, Inc.	7,326	305,787
MSA Safety, Inc.	5,646	765,598
Pitney Bowes, Inc.	33,560	125,514
Quad/Graphics, Inc.	4,137	17,582
R.R. Donnelley & Sons Co.	13,839	33,214
Republic Services, Inc.	35,136	3,339,677
Rollins, Inc.	24,386	925,449
SP Plus Corp. (a)	4,021	168,118
Steelcase, Inc. Class A	13,752	255,925
Stericycle, Inc. (a)(b)	14,064	881,532
Team, Inc. (a)(b)	4,068	55,325
Tetra Tech, Inc.	9,128	781,357
The Brink's Co.	8,186	689,179
U.S. Ecology, Inc.	4,971	268,484
UniFirst Corp.	2,546	519,206
Viad Corp.	4,578	297,570
Waste Management, Inc.	63,964	7,784,419
		31,450,119
Construction & Engineering - 0.2%
AECOM (a)	25,430	1,226,489
Aegion Corp. (a)	4,336	90,622
Ameresco, Inc. Class A (a)	5,769	110,707
Arcosa, Inc.	8,105	354,594
Argan, Inc.	2,085	87,799
Comfort Systems U.S.A., Inc.	6,016	279,142
Dycom Industries, Inc. (a)	5,184	209,537
EMCOR Group, Inc.	9,150	751,856
Fluor Corp.	22,545	403,330
Granite Construction, Inc.	7,801	211,641
Great Lakes Dredge & Dock Corp. (a)	10,618	111,170
HC2 Holdings, Inc. (a)(b)	4,118	13,631
Jacobs Engineering Group, Inc.	19,686	1,821,546
MasTec, Inc. (a)	10,244	591,591
MYR Group, Inc. (a)	2,939	84,408
NV5 Holdings, Inc. (a)(b)	1,582	98,258
Orion Group Holdings, Inc. (a)	3,592	15,517
Primoris Services Corp.	6,868	146,494
Quanta Services, Inc.	23,910	936,077
Sterling Construction Co., Inc. (a)	3,956	52,120
Tutor Perini Corp. (a)	5,584	62,876
Valmont Industries, Inc.	3,516	499,483
Williams Scotsman Corp. (a)	6,220	117,247
		8,276,135
Electrical Equipment - 0.6%
Acuity Brands, Inc.	6,467	762,265
Allied Motion Technologies, Inc.	1,076	49,324
AMETEK, Inc.	37,721	3,664,595
Atkore International Group, Inc. (a)	7,968	316,330
AZZ, Inc.	4,423	182,493
Bloom Energy Corp. Class A (a)(b)	2,812	22,159
Eaton Corp. PLC	69,363	6,552,723
Emerson Electric Co.	100,821	7,221,808
Encore Wire Corp.	3,975	215,882
Energous Corp. (a)(b)	2,003	3,145
EnerSys	6,662	479,398
Generac Holdings, Inc. (a)	10,165	1,052,992
GrafTech International Ltd.	11,105	119,157
Hubbell, Inc. Class B	8,845	1,266,869
nVent Electric PLC	26,835	668,192
Plug Power, Inc. (a)(b)	42,494	164,239
Regal Beloit Corp.	6,730	528,036
Rockwell Automation, Inc.	19,545	3,745,995
Sensata Technologies, Inc. PLC (a)	27,438	1,296,994
Sunrun, Inc. (a)(b)	12,407	211,291
Thermon Group Holdings, Inc. (a)	6,291	149,097
TPI Composites, Inc. (a)	2,434	50,506
Vicor Corp. (a)	2,697	134,985
Vivint Solar, Inc. (a)(b)	5,921	48,315
		28,906,790
Industrial Conglomerates - 1.2%
3M Co.	94,618	15,012,092
Carlisle Companies, Inc.	9,776	1,527,304
General Electric Co.	1,414,925	17,615,816
Honeywell International, Inc.	120,224	20,825,201
Raven Industries, Inc.	5,699	178,721
Roper Technologies, Inc.	16,956	6,471,427
		61,630,561
Machinery - 1.8%
AGCO Corp.	10,972	769,576
Alamo Group, Inc.	1,551	193,193
Albany International Corp. Class A	4,990	348,152
Allison Transmission Holdings, Inc.	19,110	844,662
Altra Industrial Motion Corp.	9,969	331,569
Astec Industries, Inc.	3,771	155,516
Barnes Group, Inc.	7,798	492,600
Blue Bird Corp. (a)	1,620	31,963
Briggs & Stratton Corp. (b)	5,122	18,798
Caterpillar, Inc.	95,044	12,484,029
Chart Industries, Inc. (a)	5,227	334,423
CIRCOR International, Inc. (a)	3,438	142,780
Colfax Corp. (a)(b)	15,420	542,167
Columbus McKinnon Corp. (NY Shares)	3,986	139,470
Commercial Vehicle Group, Inc. (a)	3,613	18,029
Crane Co.	8,046	687,611
Cummins, Inc.	23,365	3,737,699
Deere & Co.	52,312	8,295,637
Donaldson Co., Inc.	20,379	1,056,651
Douglas Dynamics, Inc.	3,650	191,370
Dover Corp.	23,734	2,702,116
Energy Recovery, Inc. (a)(b)	3,734	38,124
Enerpac Tool Group Corp. Class A (b)	10,337	238,888
EnPro Industries, Inc.	3,553	207,637
ESCO Technologies, Inc.	6,251	599,846
Evoqua Water Technologies Corp. (a)	9,956	198,821
Federal Signal Corp.	9,254	297,609
Flowserve Corp.	20,996	980,093
Fortive Corp.	48,266	3,616,571
Franklin Electric Co., Inc.	6,197	357,505
Gardner Denver Holdings, Inc. (a)	20,614	727,880
Gates Industrial Corp. PLC (a)(b)	7,395	92,216
Gorman-Rupp Co.	2,693	99,399
Graco, Inc.	27,354	1,453,865
Greenbrier Companies, Inc.	6,489	156,320
Hillenbrand, Inc.	11,158	323,917
Hyster-Yale Materials Handling Class A	1,954	105,496
IDEX Corp.	12,597	2,064,018
Illinois Tool Works, Inc.	49,558	8,671,659
Ingersoll-Rand PLC	39,583	5,273,643
ITT, Inc.	14,145	948,847
John Bean Technologies Corp.	5,269	595,344
Kadant, Inc.	1,835	195,611
Kennametal, Inc.	13,031	407,740
Lincoln Electric Holdings, Inc.	10,690	953,334
Lindsay Corp.	1,833	183,355
Lydall, Inc. (a)	2,850	58,254
Manitowoc Co., Inc. (a)	6,864	99,185
Meritor, Inc. (a)	13,858	303,629
Middleby Corp. (a)	9,321	1,045,443
Mueller Industries, Inc.	8,939	260,751
Mueller Water Products, Inc. Class A	27,409	319,315
Navistar International Corp. New (a)	10,038	367,592
NN, Inc.	7,286	62,878
Nordson Corp.	8,515	1,437,843
Oshkosh Corp.	11,485	988,169
PACCAR, Inc.	57,318	4,253,569
Parker Hannifin Corp.	21,552	4,217,511
Pentair PLC	26,607	1,142,239
Proto Labs, Inc. (a)	4,346	449,811
RBC Bearings, Inc. (a)	3,977	618,463
REV Group, Inc.	5,052	50,520
Rexnord Corp.	19,825	647,286
Snap-On, Inc.	8,909	1,422,144
Spartan Motors, Inc.	4,983	84,711
SPX Corp. (a)	7,083	347,563
SPX Flow, Inc. (a)	6,711	293,539
Standex International Corp.	2,318	169,423
Stanley Black & Decker, Inc.	24,586	3,917,287
Sun Hydraulics Corp.	4,766	202,650
Tennant Co.	2,964	228,880
Terex Corp.	11,019	279,332
Timken Co.	11,092	582,663
Titan International, Inc.	6,149	17,586
Toro Co.	17,296	1,384,026
TriMas Corp. (a)	7,876	226,277
Trinity Industries, Inc.	22,175	450,818
Wabash National Corp.	12,176	141,242
WABCO Holdings, Inc. (a)	8,319	1,128,472
Watts Water Technologies, Inc. Class A	4,272	425,961
Welbilt, Inc. (a)	21,500	324,435
Westinghouse Air Brake Co.	21,877	1,615,835
Woodward, Inc.	8,925	1,038,067
Xylem, Inc.	29,480	2,407,337
		95,316,455
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	8,599	27,947
Genco Shipping & Trading Ltd.	1,561	12,285
Kirby Corp. (a)	8,860	649,349
Matson, Inc.	6,738	242,635
		932,216
Professional Services - 0.5%
ASGN, Inc. (a)	8,429	570,559
Barrett Business Services, Inc.	1,045	86,557
BG Staffing, Inc.	826	16,619
CBIZ, Inc. (a)	9,092	245,484
CoStar Group, Inc. (a)	5,984	3,907,492
CRA International, Inc.	1,293	68,891
Equifax, Inc.	19,710	2,954,529
Exponent, Inc.	8,216	597,878
Forrester Research, Inc. (a)	1,607	66,482
FTI Consulting, Inc. (a)	6,399	768,264
Heidrick & Struggles International, Inc.	2,325	66,077
Huron Consulting Group, Inc. (a)	3,600	233,316
ICF International, Inc.	3,064	268,376
IHS Markit Ltd.	58,394	4,604,951
InnerWorkings, Inc. (a)	11,452	47,526
Insperity, Inc.	5,974	521,948
Kelly Services, Inc. Class A (non-vtg.)	4,475	79,476
Kforce, Inc.	3,171	117,486
Korn Ferry	9,178	376,114
Manpower, Inc.	10,052	919,657
Nielsen Holdings PLC	57,755	1,178,202
Resources Connection, Inc.	5,384	81,971
Robert Half International, Inc.	19,467	1,132,395
TransUnion Holding Co., Inc.	30,246	2,773,558
TriNet Group, Inc. (a)	7,031	401,189
TrueBlue, Inc. (a)	6,554	143,598
Upwork, Inc. (a)	10,605	97,354
Verisk Analytics, Inc.	27,026	4,390,914
Willdan Group, Inc. (a)	1,233	40,849
		26,757,712
Road & Rail - 1.0%
AMERCO	1,199	445,153
ArcBest Corp.	3,543	79,044
Avis Budget Group, Inc. (a)	10,329	338,791
Covenant Transport Group, Inc. Class A (a)	1,961	24,875
CSX Corp.	128,109	9,779,841
Daseke, Inc. (a)	6,785	20,592
Heartland Express, Inc.	7,976	149,071
Hertz Global Holdings, Inc. (a)	11,132	175,440
J.B. Hunt Transport Services, Inc.	14,128	1,524,835
Kansas City Southern	16,352	2,758,419
Knight-Swift Transportation Holdings, Inc. Class A	20,598	763,774
Landstar System, Inc.	6,512	721,204
Lyft, Inc.	32,731	1,554,068
Marten Transport Ltd.	6,600	137,016
Norfolk Southern Corp.	43,803	9,120,223
Old Dominion Freight Lines, Inc.	10,614	2,082,785
Ryder System, Inc.	9,130	435,684
Saia, Inc. (a)	4,168	363,033
Schneider National, Inc. Class B	3,889	86,608
U.S. Xpress Enterprises, Inc. (a)(b)	7,831	42,757
U.S.A. Truck, Inc. (a)	723	4,114
Union Pacific Corp.	118,759	21,307,740
Universal Logistics Holdings, Inc.	849	14,348
Werner Enterprises, Inc.	7,268	267,898
YRC Worldwide, Inc. (a)(b)	3,002	6,785
		52,204,098
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	16,436	705,762
Aircastle Ltd.	8,637	277,161
Applied Industrial Technologies, Inc.	8,614	556,206
Beacon Roofing Supply, Inc. (a)	10,781	356,959
BlueLinx Corp. (a)(b)	1,245	14,604
BMC Stock Holdings, Inc. (a)	10,822	315,840
CAI International, Inc. (a)	2,882	78,390
DXP Enterprises, Inc. (a)	2,277	78,944
Fastenal Co.	93,381	3,257,129
GATX Corp.	6,328	481,751
General Finance Corp. (a)	1,624	15,704
GMS, Inc. (a)	5,333	142,498
H&E Equipment Services, Inc.	5,441	147,506
HD Supply Holdings, Inc. (a)	28,766	1,171,927
Herc Holdings, Inc. (a)	3,621	145,275
Kaman Corp.	4,397	271,383
MRC Global, Inc. (a)	14,723	165,781
MSC Industrial Direct Co., Inc. Class A	7,447	506,917
Now, Inc. (a)	17,411	174,284
Rush Enterprises, Inc. Class A	4,870	209,410
SiteOne Landscape Supply, Inc. (a)	6,582	635,492
Systemax, Inc.	2,467	58,345
Textainer Group Holdings Ltd. (a)	8,782	83,166
Titan Machinery, Inc. (a)	2,256	27,546
Triton International Ltd.	8,401	315,458
United Rentals, Inc. (a)	12,840	1,742,260
Univar, Inc. (a)	20,137	433,952
Veritiv Corp. (a)	1,527	21,500
W.W. Grainger, Inc.	7,338	2,220,992
Watsco, Inc.	5,095	886,122
WESCO International, Inc. (a)	7,353	355,959
		15,854,223
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	12,406	547,229

TOTAL INDUSTRIALS		506,937,167

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	4,235	290,309
ADTRAN, Inc.	6,487	58,707
Applied Optoelectronics, Inc. (a)(b)	2,479	28,013
Arista Networks, Inc. (a)	8,369	1,869,132
CalAmp Corp. (a)	4,760	45,791
Calix Networks, Inc. (a)	6,689	61,271
Casa Systems, Inc. (a)	6,632	26,594
Ciena Corp. (a)	23,119	940,250
Cisco Systems, Inc.	734,283	33,754,990
CommScope Holding Co., Inc. (a)	30,552	372,276
Comtech Telecommunications Corp.	4,079	117,924
EchoStar Holding Corp. Class A (a)	8,011	319,679
Extreme Networks, Inc. (a)	20,163	118,962
F5 Networks, Inc. (a)	10,108	1,234,389
Harmonic, Inc. (a)	13,586	95,578
Infinera Corp. (a)(b)	24,585	181,191
InterDigital, Inc.	5,306	293,157
Juniper Networks, Inc.	56,528	1,296,752
Lumentum Holdings, Inc. (a)	12,258	928,789
Motorola Solutions, Inc.	27,721	4,906,617
NETGEAR, Inc. (a)	5,585	143,646
NetScout Systems, Inc. (a)	11,040	283,838
Plantronics, Inc.	5,723	164,365
Sonus Networks, Inc. (a)	5,586	15,753
Ubiquiti, Inc.	2,913	476,042
ViaSat, Inc. (a)	8,884	565,467
Viavi Solutions, Inc. (a)	37,627	530,541
		49,120,023
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	49,215	4,895,416
Anixter International, Inc. (a)	4,786	467,114
Arlo Technologies, Inc. (a)	12,734	54,374
Arrow Electronics, Inc. (a)	14,165	1,075,690
Avnet, Inc.	17,995	656,638
AVX Corp.	7,532	152,674
Badger Meter, Inc.	4,836	285,614
Belden, Inc.	6,667	328,483
Benchmark Electronics, Inc.	7,057	217,214
CDW Corp.	24,400	3,182,980
Cognex Corp.	27,921	1,423,133
Coherent, Inc. (a)	4,023	568,973
Corning, Inc.	128,599	3,432,307
CTS Corp.	5,494	161,029
Daktronics, Inc.	9,297	54,852
Dolby Laboratories, Inc. Class A	10,184	706,159
ePlus, Inc. (a)	2,017	160,795
Fabrinet (a)	5,886	371,053
FARO Technologies, Inc. (a)	2,931	151,415
Fitbit, Inc. (a)	33,768	220,167
FLIR Systems, Inc.	22,168	1,142,539
II-VI, Inc. (a)	10,841	364,800
Insight Enterprises, Inc. (a)	5,762	379,543
IPG Photonics Corp. (a)(b)	5,852	747,125
Itron, Inc. (a)	5,411	442,349
Jabil, Inc.	23,772	924,493
KEMET Corp.	9,001	234,386
Keysight Technologies, Inc. (a)	30,812	2,865,208
Knowles Corp. (a)	14,083	277,858
Littelfuse, Inc.	4,121	729,046
Methode Electronics, Inc. Class A	6,133	200,856
MTS Systems Corp.	3,398	172,245
National Instruments Corp.	17,627	786,693
nLIGHT, Inc. (a)	3,495	61,407
Novanta, Inc. (a)	5,186	470,526
OSI Systems, Inc. (a)	2,750	237,985
Par Technology Corp. (a)(b)	1,415	48,152
PC Connection, Inc.	1,895	94,447
Plexus Corp. (a)	4,885	347,421
Rogers Corp. (a)	2,869	337,825
Sanmina Corp. (a)	11,553	367,848
ScanSource, Inc. (a)	4,492	156,726
SYNNEX Corp.	6,822	939,799
TE Connectivity Ltd.	55,992	5,161,343
Tech Data Corp. (a)	6,039	869,254
Trimble, Inc. (a)	40,646	1,728,268
TTM Technologies, Inc. (a)	14,706	211,619
Vishay Intertechnology, Inc.	20,780	421,626
Vishay Precision Group, Inc. (a)	1,588	54,850
Zebra Technologies Corp. Class A (a)	8,793	2,101,703
		41,444,020
IT Services - 5.1%
Accenture PLC Class A	103,748	21,290,127
Akamai Technologies, Inc. (a)	26,119	2,438,209
Alliance Data Systems Corp.	7,553	776,373
Amdocs Ltd.	23,006	1,655,282
Automatic Data Processing, Inc.	71,375	12,232,961
Black Knight, Inc. (a)	23,222	1,554,016
Booz Allen Hamilton Holding Corp. Class A	23,437	1,829,023
Broadridge Financial Solutions, Inc.	19,132	2,279,578
CACI International, Inc. Class A (a)	4,109	1,098,911
Cardtronics PLC (a)(b)	6,004	270,180
Cass Information Systems, Inc.	1,980	106,960
Cognizant Technology Solutions Corp. Class A	93,406	5,733,260
Conduent, Inc. (a)	28,691	122,797
CoreLogic, Inc.	12,847	597,386
CSG Systems International, Inc.	5,393	268,679
DXC Technology Co.	44,417	1,416,014
Endurance International Group Holdings, Inc. (a)	13,414	63,314
EPAM Systems, Inc. (a)	8,399	1,916,148
Euronet Worldwide, Inc. (a)	8,359	1,317,713
EVERTEC, Inc.	9,779	328,281
EVO Payments, Inc. Class A (a)	5,691	157,698
ExlService Holdings, Inc. (a)	5,848	427,547
Fastly, Inc. Class A	2,193	49,364
Fidelity National Information Services, Inc.	53,354	7,664,836
Fiserv, Inc. (a)	65,163	7,728,983
FleetCor Technologies, Inc. (a)	14,424	4,546,878
Gartner, Inc. (a)	14,710	2,365,074
Genpact Ltd.	23,540	1,042,116
Global Payments, Inc.	25,802	5,043,001
GoDaddy, Inc. (a)	27,462	1,845,721
GreenSky, Inc. Class A (a)(b)	7,894	73,020
GTT Communications, Inc. (a)(b)	5,841	69,216
Hackett Group, Inc.	3,123	48,266
i3 Verticals, Inc. Class A (a)	1,027	33,162
IBM Corp.	148,472	21,339,881
Internap Network Services Corp. (a)(b)	8,373	8,373
Jack Henry & Associates, Inc.	12,697	1,898,709
KBR, Inc.	23,019	626,117
Leidos Holdings, Inc.	24,121	2,423,437
Limelight Networks, Inc. (a)	18,424	91,936
Liveramp Holdings, Inc. (a)	11,551	464,812
ManTech International Corp. Class A	4,428	355,480
MasterCard, Inc. Class A	147,535	46,612,208
Maximus, Inc.	10,407	746,702
MongoDB, Inc. Class A (a)	4,465	731,858
NIC, Inc.	10,785	212,788
Okta, Inc. (a)	13,368	1,711,772
Paychex, Inc.	51,993	4,459,440
PayPal Holdings, Inc. (a)	192,123	21,880,888
Perficient, Inc. (a)	5,632	279,910
Perspecta, Inc.	22,825	640,698
Sabre Corp.	45,705	984,486
Science Applications International Corp.	8,276	726,385
ServiceSource International, Inc. (a)	8,303	15,776
Square, Inc. (a)	49,924	3,728,824
Switch, Inc. Class A	6,823	109,168
Sykes Enterprises, Inc. (a)	6,024	202,346
The Western Union Co.	72,311	1,945,166
Ttec Holdings, Inc.	3,001	119,200
Twilio, Inc. Class A (a)(b)	13,110	1,630,097
Unisys Corp. (a)	7,831	76,039
VeriSign, Inc. (a)	17,187	3,577,302
Virtusa Corp. (a)	4,280	178,219
Visa, Inc. Class A	284,403	56,587,665
WEX, Inc. (a)	7,102	1,540,566
		264,296,342
Semiconductors & Semiconductor Equipment - 4.0%
Adesto Technologies Corp. (a)(b)	3,613	25,652
Advanced Energy Industries, Inc. (a)	6,222	435,167
Advanced Micro Devices, Inc. (a)	146,712	6,895,464
Amkor Technology, Inc. (a)	20,214	227,408
Analog Devices, Inc.	60,057	6,591,256
Applied Materials, Inc.	159,871	9,270,919
Axcelis Technologies, Inc. (a)	5,321	128,502
AXT, Inc. (a)	3,490	13,611
Broadcom, Inc.	67,365	20,557,103
Brooks Automation, Inc.	11,878	452,314
Cabot Microelectronics Corp.	4,628	673,420
Ceva, Inc. (a)	4,122	112,737
Cirrus Logic, Inc. (a)	9,804	753,045
Cohu, Inc.	7,375	164,979
Cree, Inc. (a)	17,133	796,513
Cypress Semiconductor Corp.	58,622	1,367,651
Diodes, Inc. (a)	6,820	352,185
Enphase Energy, Inc. (a)(b)	12,342	389,020
Entegris, Inc.	23,808	1,232,302
First Solar, Inc. (a)	12,417	615,635
FormFactor, Inc. (a)	12,285	310,933
Ichor Holdings Ltd. (a)	4,295	143,410
Impinj, Inc. (a)(b)	2,522	81,158
Inphi Corp. (a)	7,137	542,127
Intel Corp.	731,935	46,792,605
KLA-Tencor Corp.	24,698	4,093,447
Kulicke & Soffa Industries, Inc.	12,521	324,169
Lam Research Corp.	25,331	7,553,958
Lattice Semiconductor Corp. (a)	21,006	390,712
MACOM Technology Solutions Holdings, Inc. (a)	7,033	199,878
Marvell Technology Group Ltd.	96,873	2,328,827
Maxim Integrated Products, Inc.	44,618	2,682,434
MaxLinear, Inc. Class A (a)	10,195	198,701
Microchip Technology, Inc.	38,704	3,772,866
Micron Technology, Inc. (a)	182,714	9,700,286
MKS Instruments, Inc.	8,983	941,598
Monolithic Power Systems, Inc.	6,333	1,084,020
NeoPhotonics Corp. (a)	7,202	54,951
NVE Corp.	579	42,475
NVIDIA Corp.	100,196	23,689,340
ON Semiconductor Corp. (a)	68,176	1,578,274
Onto Innovation, Inc. (a)	4,380	166,177
PDF Solutions, Inc. (a)	5,500	86,680
Photronics, Inc. (a)	11,623	148,542
Pixelworks, Inc. (a)	3,557	14,228
Power Integrations, Inc.	4,764	465,300
Qorvo, Inc. (a)	20,062	2,123,763
Qualcomm, Inc.	186,179	15,882,930
Rambus, Inc. (a)	18,241	289,485
Semtech Corp. (a)	10,487	505,369
Silicon Laboratories, Inc. (a)	6,978	686,007
Skyworks Solutions, Inc.	28,603	3,236,429
SMART Global Holdings, Inc. (a)	2,412	72,746
SolarEdge Technologies, Inc. (a)	6,983	683,356
SunPower Corp. (a)(b)	12,444	106,023
Synaptics, Inc. (a)	5,683	378,999
Teradyne, Inc.	29,061	1,917,735
Texas Instruments, Inc.	157,250	18,972,213
Ultra Clean Holdings, Inc. (a)	6,423	147,793
Universal Display Corp.	6,977	1,229,138
Veeco Instruments, Inc. (a)	8,029	102,370
Xilinx, Inc.	40,757	3,443,151
Xperi Corp.	8,757	140,900
		208,360,386
Software - 7.6%
2U, Inc. (a)(b)	9,546	189,106
8x8, Inc. (a)	16,223	302,072
A10 Networks, Inc. (a)	13,738	93,556
ACI Worldwide, Inc. (a)	18,997	654,447
Adobe, Inc. (a)	79,552	27,933,889
Alarm.com Holdings, Inc. (a)	5,660	248,644
Altair Engineering, Inc. Class A (a)(b)	4,481	165,573
Alteryx, Inc. Class A (a)(b)	5,158	719,386
American Software, Inc. Class A	3,772	56,316
ANSYS, Inc. (a)	13,880	3,807,700
AppFolio, Inc. (a)	1,977	259,857
Appian Corp. Class A (a)(b)	4,618	235,703
Aspen Technology, Inc. (a)	11,381	1,354,111
Autodesk, Inc. (a)	35,726	7,032,663
Avaya Holdings Corp. (a)	17,719	226,272
Benefitfocus, Inc. (a)	4,137	76,535
Blackbaud, Inc.	7,880	617,240
BlackLine, Inc. (a)	6,111	373,810
Bottomline Technologies, Inc. (a)	5,856	313,882
Box, Inc. Class A (a)	24,073	361,817
Cadence Design Systems, Inc. (a)	46,150	3,327,877
CDK Global, Inc.	21,596	1,159,273
Cerence, Inc. (a)	6,058	129,338
Ceridian HCM Holding, Inc. (a)	6,507	476,898
Citrix Systems, Inc.	20,743	2,514,466
Cloudera, Inc. (a)(b)	36,843	379,114
CommVault Systems, Inc. (a)	6,164	277,503
Cornerstone OnDemand, Inc. (a)	8,886	522,497
Coupa Software, Inc. (a)	8,529	1,374,448
Digimarc Corp. (a)(b)	2,002	62,683
Domo, Inc. Class B (a)	1,318	31,922
Dropbox, Inc. Class A (a)	14,393	244,969
Ebix, Inc.	3,830	131,867
eGain Communications Corp. (a)	2,177	15,674
Envestnet, Inc. (a)	7,716	608,561
Everbridge, Inc. (a)	4,688	424,920
Fair Isaac Corp. (a)	4,729	1,902,855
FireEye, Inc. (a)	32,073	512,527
Five9, Inc. (a)	9,933	712,494
Forescout Technologies, Inc. (a)	4,014	114,439
Fortinet, Inc. (a)	23,545	2,716,151
Guidewire Software, Inc. (a)	13,360	1,503,000
HubSpot, Inc. (a)	5,927	1,072,431
Instructure, Inc. (a)	5,347	261,147
Intuit, Inc.	42,262	11,849,420
j2 Global, Inc.	7,730	740,998
LivePerson, Inc. (a)	9,516	390,251
LogMeIn, Inc.	8,216	706,330
Manhattan Associates, Inc. (a)	10,547	901,347
Microsoft Corp.	1,261,023	214,663,945
MicroStrategy, Inc. Class A (a)	1,404	213,450
Mitek Systems, Inc. (a)	4,508	43,998
MobileIron, Inc. (a)	14,961	71,364
Model N, Inc. (a)	4,341	135,396
New Relic, Inc. (a)	7,585	500,686
Nortonlifelock, Inc.	105,155	2,988,505
Nuance Communications, Inc. (a)	45,864	867,747
Nutanix, Inc. Class A (a)	12,392	402,368
Onespan, Inc. (a)	6,063	100,767
Oracle Corp.	409,863	21,497,314
Palo Alto Networks, Inc. (a)	15,780	3,704,828
Parametric Technology Corp. (a)	17,767	1,476,793
Paycom Software, Inc. (a)	7,846	2,496,283
Paylocity Holding Corp. (a)	5,301	752,159
Pegasystems, Inc.	6,102	526,053
Pluralsight, Inc. (a)	2,831	54,893
Progress Software Corp.	7,137	322,093
Proofpoint, Inc. (a)	9,134	1,121,747
PROS Holdings, Inc. (a)	6,050	363,000
Q2 Holdings, Inc. (a)	6,108	532,557
QAD, Inc. Class A	1,217	62,615
Qualys, Inc. (a)	5,748	492,834
Rapid7, Inc. (a)	7,078	420,292
RealPage, Inc. (a)	12,263	715,546
RingCentral, Inc. (a)	11,669	2,398,913
Rosetta Stone, Inc. (a)	3,527	60,488
SailPoint Technologies Holding, Inc. (a)	10,638	266,907
Salesforce.com, Inc. (a)	126,477	23,058,022
SecureWorks Corp. (a)(b)	830	13,056
ServiceNow, Inc. (a)	29,341	9,924,006
ShotSpotter, Inc. (a)(b)	888	24,376
Smartsheet, Inc. (a)	2,343	113,589
Splunk, Inc. (a)	24,429	3,792,847
SPS Commerce, Inc. (a)	5,561	316,032
SS&C Technologies Holdings, Inc.	34,945	2,201,884
Synopsys, Inc. (a)	24,370	3,594,819
Teradata Corp. (a)	19,135	465,746
The Trade Desk, Inc. (a)(b)	5,996	1,614,003
TiVo Corp.	20,816	151,540
Tyler Technologies, Inc. (a)	6,469	2,093,886
Upland Software, Inc. (a)	2,654	103,612
Varonis Systems, Inc. (a)	4,805	401,986
Verint Systems, Inc. (a)	10,593	614,394
VirnetX Holding Corp. (a)(b)	6,998	26,592
VMware, Inc. Class A (a)	12,289	1,819,509
Vobile Group Ltd. (a)	26,000	6,562
Workday, Inc. Class A (a)	23,984	4,428,166
Workiva, Inc. (a)	4,361	198,382
Yext, Inc. (a)(b)	10,805	161,427
Zendesk, Inc. (a)	17,478	1,510,099
Zix Corp. (a)	6,400	43,200
Zoom Video Communications, Inc. Class A (b)	4,247	324,046
Zuora, Inc. (a)	1,233	18,187
		394,361,488
Technology Hardware, Storage & Peripherals - 4.7%
3D Systems Corp. (a)(b)	18,606	202,619
Apple, Inc.	723,746	224,006,614
Dell Technologies, Inc. (a)	23,984	1,169,700
Diebold Nixdorf, Inc. (a)(b)	12,171	140,088
Hewlett Packard Enterprise Co.	232,243	3,235,145
HP, Inc.	257,344	5,486,574
Immersion Corp. (a)	8,071	59,080
NCR Corp. (a)	19,127	644,962
NetApp, Inc.	39,422	2,105,135
Pure Storage, Inc. Class A (a)	28,421	505,894
Razer, Inc. (a)(d)	733,000	115,342
Seagate Technology LLC	41,935	2,389,876
Western Digital Corp.	47,131	3,087,081
Xerox Holdings Corp.	33,378	1,187,255
		244,335,365

TOTAL INFORMATION TECHNOLOGY		1,201,917,624

MATERIALS - 2.7%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	493	213
AdvanSix, Inc. (a)	5,563	104,139
Air Products & Chemicals, Inc.	35,722	8,527,199
Albemarle Corp. U.S. (b)	17,382	1,395,427
American Vanguard Corp.	3,897	72,796
Amyris, Inc. (a)(b)	6,586	16,860
Ashland Global Holdings, Inc. (b)	10,181	753,190
Axalta Coating Systems Ltd. (a)	35,869	1,033,386
Balchem Corp.	5,231	565,053
Cabot Corp.	9,344	372,358
Celanese Corp. Class A	21,311	2,205,689
CF Industries Holdings, Inc.	37,987	1,530,116
Chase Corp.	983	90,407
Corteva, Inc.	125,873	3,640,247
Dow, Inc.	124,277	5,725,441
DowDuPont, Inc.	123,756	6,333,832
Eastman Chemical Co.	22,425	1,598,230
Ecolab, Inc.	41,658	8,169,550
Element Solutions, Inc. (a)	37,517	438,949
Ferro Corp. (a)	13,958	190,945
Flotek Industries, Inc. (a)	5,788	9,840
FMC Corp.	25,264	2,414,986
FutureFuel Corp.	3,075	33,702
GCP Applied Technologies, Inc. (a)	11,878	263,929
H.B. Fuller Co.	8,528	394,079
Hawkins, Inc.	1,349	56,361
Huntsman Corp.	34,240	703,974
Ingevity Corp. (a)	6,825	445,127
Innophos Holdings, Inc.	3,426	109,495
Innospec, Inc.	3,966	399,495
International Flavors & Fragrances, Inc.	16,387	2,148,500
Intrepid Potash, Inc. (a)	11,384	27,094
Koppers Holdings, Inc. (a)	2,938	92,194
Kraton Performance Polymers, Inc. (a)	5,681	93,452
Kronos Worldwide, Inc.	3,880	42,059
Linde PLC	89,491	18,178,307
Livent Corp. (a)	20,082	188,972
LyondellBasell Industries NV Class A	51,478	4,008,077
Minerals Technologies, Inc.	6,191	335,119
NewMarket Corp.	1,444	634,811
Olin Corp.	28,994	431,141
OMNOVA Solutions, Inc. (a)	6,031	60,973
PolyOne Corp.	13,120	435,322
PPG Industries, Inc.	39,113	4,687,302
PQ Group Holdings, Inc. (a)	7,114	108,915
Quaker Chemical Corp.	2,174	360,927
Rayonier Advanced Materials, Inc.	5,666	17,451
RPM International, Inc.	22,128	1,579,275
Sensient Technologies Corp.	7,306	436,534
Sherwin-Williams Co.	13,410	7,469,236
Stepan Co.	3,564	351,589
The Chemours Co. LLC	28,056	389,137
The Mosaic Co.	56,411	1,119,194
The Scotts Miracle-Gro Co. Class A	6,356	780,135
Tredegar Corp.	3,200	65,120
Trinseo SA	6,845	196,588
Tronox Holdings PLC	14,205	120,174
Valvoline, Inc.	30,307	638,872
Venator Materials PLC (a)	4,706	12,894
W.R. Grace & Co.	10,771	725,535
Westlake Chemical Corp.	5,906	361,447
		93,691,361
Construction Materials - 0.1%
Eagle Materials, Inc.	7,625	695,171
Forterra, Inc. (a)	2,986	38,669
Martin Marietta Materials, Inc.	10,182	2,686,012
Summit Materials, Inc. (a)	18,539	407,302
U.S. Concrete, Inc. (a)	2,911	103,602
Vulcan Materials Co.	21,514	3,047,028
		6,977,784
Containers & Packaging - 0.4%
Amcor PLC	75,905	803,834
Aptargroup, Inc.	10,102	1,166,882
Avery Dennison Corp.	14,076	1,847,334
Ball Corp.	54,706	3,948,679
Berry Global Group, Inc. (a)	21,458	912,394
Crown Holdings, Inc. (a)	22,181	1,642,059
Graphic Packaging Holding Co.	49,563	774,670
Greif, Inc. Class A	4,542	183,588
International Paper Co.	65,821	2,680,231
Myers Industries, Inc.	5,430	87,857
O-I Glass, Inc.	26,180	330,392
Packaging Corp. of America	15,427	1,477,135
Sealed Air Corp.	26,160	928,680
Silgan Holdings, Inc.	12,899	398,063
Sonoco Products Co.	16,223	926,982
WestRock Co.	41,583	1,621,737
		19,730,517
Metals & Mining - 0.3%
AK Steel Holding Corp. (a)	51,948	143,376
Alcoa Corp. (a)	30,184	421,067
Allegheny Technologies, Inc. (a)(b)	20,330	350,693
Carpenter Technology Corp.	7,609	302,382
Century Aluminum Co. (a)	5,867	31,036
Cleveland-Cliffs, Inc. (b)	50,163	352,144
Coeur d'Alene Mines Corp. (a)	32,869	198,200
Commercial Metals Co.	19,253	395,649
Compass Minerals International, Inc.	5,916	342,477
Coronado Global Resources, Inc. unit (d)	26,081	35,064
Freeport-McMoRan, Inc.	234,716	2,605,348
Gold Resource Corp.	10,030	55,165
Haynes International, Inc.	1,562	41,877
Hecla Mining Co.	78,588	238,122
Kaiser Aluminum Corp.	2,905	290,936
Materion Corp.	3,670	199,281
McEwen Mining, Inc. (b)	55,461	63,780
Newmont Corp.	86,865	3,914,137
Nucor Corp.	51,459	2,443,788
Olympic Steel, Inc.	2,461	36,177
Reliance Steel & Aluminum Co.	11,517	1,322,152
Royal Gold, Inc.	10,857	1,252,029
Ryerson Holding Corp. (a)	2,174	22,284
Schnitzer Steel Industries, Inc. Class A	3,466	55,733
Steel Dynamics, Inc.	36,896	1,102,452
SunCoke Energy, Inc.	8,787	51,668
TimkenSteel Corp. (a)	6,610	42,172
United States Steel Corp.	27,237	247,040
Universal Stainless & Alloy Products, Inc. (a)	947	12,548
Warrior Metropolitan Coal, Inc.	7,465	140,790
Worthington Industries, Inc.	6,212	228,477
		16,938,044
Paper & Forest Products - 0.1%
Boise Cascade Co.	6,314	228,567
Clearwater Paper Corp. (a)	2,837	80,003
Domtar Corp.	9,342	325,288
Louisiana-Pacific Corp.	21,483	659,098
Mercer International, Inc. (SBI)	7,745	85,272
Neenah, Inc.	2,815	187,592
P.H. Glatfelter Co.	7,337	122,528
Resolute Forest Products (a)	15,293	53,373
Schweitzer-Mauduit International, Inc.	5,033	176,306
Verso Corp. (a)	5,838	98,370
		2,016,397

TOTAL MATERIALS		139,354,103

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust (SBI)	12,918	320,625
Agree Realty Corp.	6,050	459,377
Alexander & Baldwin, Inc.	12,662	276,791
Alexanders, Inc.	624	201,352
Alexandria Real Estate Equities, Inc.	18,886	3,082,195
American Assets Trust, Inc.	7,066	321,927
American Campus Communities, Inc.	21,867	1,003,039
American Finance Trust, Inc.	9,488	123,059
American Homes 4 Rent Class A	41,730	1,140,481
American Tower Corp.	71,983	16,681,340
Americold Realty Trust	10,198	351,525
Apartment Investment & Management Co. Class A	25,270	1,331,982
Apple Hospitality (REIT), Inc.	34,270	514,735
Armada Hoffler Properties, Inc.	6,862	125,849
Ashford Hospitality Trust, Inc.	11,176	27,493
AvalonBay Communities, Inc.	22,643	4,906,512
Bluerock Residential Growth (REIT), Inc.	2,998	34,597
Boston Properties, Inc.	25,213	3,614,284
Braemar Hotels & Resorts, Inc.	4,147	33,093
Brandywine Realty Trust (SBI)	29,588	462,165
Brixmor Property Group, Inc.	48,704	972,132
Camden Property Trust (SBI)	15,007	1,687,237
CareTrust (REIT), Inc.	14,740	326,933
CatchMark Timber Trust, Inc.	7,096	72,805
CBL & Associates Properties, Inc.	17,454	14,661
Cedar Realty Trust, Inc.	9,477	24,640
Chatham Lodging Trust	7,940	129,819
City Office REIT, Inc.	4,541	61,394
Colony Capital, Inc.	79,339	370,513
Columbia Property Trust, Inc.	27,242	574,806
Community Healthcare Trust, Inc.	3,497	164,953
CoreCivic, Inc.	19,669	313,721
CorEnergy Infrastructure Trust, Inc.	1,738	79,253
CorePoint Lodging, Inc.	7,547	69,055
CoreSite Realty Corp.	6,039	709,281
Corporate Office Properties Trust (SBI)	18,279	544,166
Cousins Properties, Inc.	16,621	680,298
Crown Castle International Corp.	67,799	10,159,002
CubeSmart	30,325	960,393
CyrusOne, Inc.	17,164	1,044,429
DiamondRock Hospitality Co.	40,303	389,730
Digital Realty Trust, Inc.	33,616	4,134,432
Douglas Emmett, Inc.	26,537	1,101,286
Duke Realty Corp.	61,766	2,242,723
Easterly Government Properties, Inc.	9,303	225,226
EastGroup Properties, Inc.	6,016	818,597
Empire State Realty Trust, Inc.	21,224	287,797
EPR Properties	12,621	900,761
Equinix, Inc.	13,200	7,784,436
Equity Commonwealth	19,933	653,603
Equity Lifestyle Properties, Inc.	29,403	2,139,068
Equity Residential (SBI)	60,641	5,038,054
Essential Properties Realty Trust, Inc.	6,865	189,543
Essex Property Trust, Inc.	10,789	3,342,001
Extra Space Storage, Inc.	21,003	2,324,612
Farmland Partners, Inc.	3,638	23,574
Federal Realty Investment Trust (SBI)	12,112	1,514,242
First Industrial Realty Trust, Inc.	20,964	895,163
Four Corners Property Trust, Inc.	11,901	360,481
Franklin Street Properties Corp.	18,515	140,714
Front Yard Residential Corp. Class B	9,293	99,714
Gaming & Leisure Properties	32,691	1,544,813
Getty Realty Corp.	5,155	162,486
Gladstone Commercial Corp.	3,575	76,219
Gladstone Land Corp.	3,695	48,885
Global Medical REIT, Inc.	5,640	82,344
Global Net Lease, Inc.	13,766	285,369
Government Properties Income Trust	7,388	251,414
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,358	353,104
HCP, Inc.	79,118	2,847,457
Healthcare Realty Trust, Inc.	20,958	755,745
Healthcare Trust of America, Inc.	33,548	1,074,542
Hersha Hospitality Trust	4,460	57,846
Highwoods Properties, Inc. (SBI)	16,650	834,332
Hospitality Properties Trust (SBI)	27,021	583,113
Host Hotels & Resorts, Inc.	118,374	1,934,231
Hudson Pacific Properties, Inc.	25,615	930,849
Independence Realty Trust, Inc.	13,229	194,069
Industrial Logistics Properties Trust	9,984	228,534
Investors Real Estate Trust	1,682	123,963
Invitation Homes, Inc.	54,913	1,728,112
Iron Mountain, Inc.	46,721	1,476,851
iStar Financial, Inc.	11,123	161,951
JBG SMITH Properties	16,729	678,361
Jernigan Capital, Inc.	3,361	67,186
Kilroy Realty Corp.	16,992	1,403,029
Kimco Realty Corp.	68,232	1,299,820
Kite Realty Group Trust	13,113	225,544
Lamar Advertising Co. Class A	13,887	1,288,852
Lexington Corporate Properties Trust	33,980	376,159
Liberty Property Trust (SBI)	24,178	1,514,752
Life Storage, Inc.	7,549	854,396
LTC Properties, Inc.	6,315	291,500
Mack-Cali Realty Corp.	13,976	306,913
Medical Properties Trust, Inc.	69,762	1,545,228
Mid-America Apartment Communities, Inc.	18,513	2,540,169
Monmouth Real Estate Investment Corp. Class A	13,588	198,792
National Health Investors, Inc.	6,817	575,218
National Retail Properties, Inc.	26,031	1,457,736
National Storage Affiliates Trust	9,033	308,477
New Senior Investment Group, Inc.	11,257	85,778
NexPoint Residential Trust, Inc.	3,610	176,168
Omega Healthcare Investors, Inc.	32,763	1,374,408
Outfront Media, Inc.	22,987	683,633
Paramount Group, Inc.	34,626	486,842
Park Hotels & Resorts, Inc.	33,113	726,499
Pebblebrook Hotel Trust	20,394	483,746
Pennsylvania Real Estate Investment Trust (SBI) (b)	7,451	29,357
Physicians Realty Trust	29,047	562,059
Piedmont Office Realty Trust, Inc. Class A	20,730	480,729
Potlatch Corp.	10,868	467,324
Preferred Apartment Communities, Inc. Class A	4,788	56,403
Prologis, Inc.	102,879	9,555,402
PS Business Parks, Inc.	3,187	534,014
Public Storage	24,496	5,481,225
QTS Realty Trust, Inc. Class A	8,733	496,733
Ramco-Gershenson Properties Trust (SBI)	13,150	183,443
Rayonier, Inc.	20,724	629,595
Realty Income Corp.	49,129	3,852,205
Regency Centers Corp.	28,405	1,762,246
Retail Opportunity Investments Corp.	31,729	525,750
Retail Properties America, Inc.	35,525	431,629
Retail Value, Inc.	2,050	67,384
Rexford Industrial Realty, Inc.	15,144	729,789
RLJ Lodging Trust	28,959	450,602
Ryman Hospitality Properties, Inc.	8,801	748,349
Sabra Health Care REIT, Inc.	29,536	635,024
Saul Centers, Inc.	1,462	72,194
SBA Communications Corp. Class A	18,466	4,608,375
Senior Housing Properties Trust (SBI)	39,038	301,373
Seritage Growth Properties	4,828	177,284
Simon Property Group, Inc.	50,085	6,668,818
SITE Centers Corp.	25,139	319,517
SL Green Realty Corp.	14,082	1,296,107
Spirit Realty Capital, Inc.	15,914	839,941
Stag Industrial, Inc.	20,242	652,602
Store Capital Corp.	31,085	1,220,086
Summit Hotel Properties, Inc.	17,892	198,422
Sun Communities, Inc.	14,386	2,332,978
Sunstone Hotel Investors, Inc.	37,285	472,774
Tanger Factory Outlet Centers, Inc. (b)	16,408	240,049
Taubman Centers, Inc.	11,452	302,562
Terreno Realty Corp.	9,472	542,367
The GEO Group, Inc.	21,131	333,870
The Macerich Co.	17,398	388,149
UDR, Inc.	45,173	2,164,238
UMH Properties, Inc.	4,753	75,097
Uniti Group, Inc.	27,562	174,467
Universal Health Realty Income Trust (SBI)	1,914	236,092
Urban Edge Properties	19,728	362,798
Urstadt Biddle Properties, Inc. Class A	5,258	119,199
Ventas, Inc.	57,978	3,354,607
VEREIT, Inc.	160,870	1,570,091
VICI Properties, Inc.	59,163	1,585,568
Vornado Realty Trust	27,932	1,837,088
Washington Prime Group, Inc. (b)	31,649	95,263
Washington REIT (SBI)	13,193	401,595
Weingarten Realty Investors (SBI)	19,447	565,908
Welltower, Inc.	61,163	5,193,350
Weyerhaeuser Co.	122,618	3,549,791
Whitestone REIT Class B	4,774	62,539
WP Carey, Inc.	26,659	2,242,555
Xenia Hotels & Resorts, Inc.	17,196	321,393
		195,821,473
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,784	33,182
CBRE Group, Inc. (a)	51,313	3,132,659
eXp World Holdings, Inc. (a)(b)	6,413	70,800
Howard Hughes Corp. (a)	6,327	769,869
Jones Lang LaSalle, Inc.	7,536	1,279,764
Kennedy-Wilson Holdings, Inc.	19,922	429,518
Marcus & Millichap, Inc. (a)	4,014	142,096
Newmark Group, Inc.	23,938	281,750
RE/MAX Holdings, Inc.	3,070	117,520
Realogy Holdings Corp. (b)	19,381	205,245
Redfin Corp. (a)(b)	10,745	261,426
Tejon Ranch Co. (a)	3,983	64,126
The RMR Group, Inc.	842	38,791
The St. Joe Co. (a)(b)	9,709	203,986
		7,030,732

TOTAL REAL ESTATE		202,852,205

UTILITIES - 3.3%
Electric Utilities - 1.9%
Allete, Inc.	8,067	673,433
Alliant Energy Corp.	39,584	2,349,706
American Electric Power Co., Inc.	80,508	8,390,544
Avangrid, Inc.	8,747	465,865
Duke Energy Corp.	116,524	11,376,238
Edison International	53,061	4,061,820
El Paso Electric Co.	6,428	437,683
Entergy Corp.	29,453	3,873,659
Evergy, Inc.	41,150	2,969,384
Eversource Energy	51,525	4,762,971
Exelon Corp.	157,048	7,473,914
FirstEnergy Corp.	79,120	4,018,505
Hawaiian Electric Industries, Inc.	18,263	893,243
IDACORP, Inc.	8,124	911,432
MGE Energy, Inc.	5,535	442,413
NextEra Energy, Inc.	78,004	20,920,673
OGE Energy Corp.	34,263	1,570,959
Otter Tail Corp.	6,569	351,836
Pinnacle West Capital Corp.	18,419	1,799,352
PNM Resources, Inc.	13,315	722,072
Portland General Electric Co.	14,165	871,148
PPL Corp.	117,082	4,237,198
Southern Co.	168,596	11,869,158
Spark Energy, Inc. Class A, (b)	1,577	14,966
Xcel Energy, Inc.	83,902	5,805,179
		101,263,351
Gas Utilities - 0.2%
Atmos Energy Corp.	19,289	2,257,392
Chesapeake Utilities Corp.	3,089	297,193
National Fuel Gas Co.	13,521	583,972
New Jersey Resources Corp.	15,389	635,873
Northwest Natural Holding Co.	4,457	327,055
ONE Gas, Inc.	8,606	813,267
South Jersey Industries, Inc.	14,407	443,736
Southwest Gas Holdings, Inc.	8,723	658,674
Spire, Inc.	8,140	686,365
UGI Corp.	28,273	1,175,874
		7,879,401
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	4,515	93,415
Class C	13,475	285,266
NRG Energy, Inc.	47,979	1,769,945
Ormat Technologies, Inc.	8,272	655,639
Pattern Energy Group, Inc.	14,843	399,425
Terraform Power, Inc.	12,752	230,684
The AES Corp.	109,330	2,171,294
Vistra Energy Corp.	64,612	1,455,062
		7,060,730
Multi-Utilities - 1.0%
Ameren Corp.	39,730	3,259,847
Avista Corp.	11,079	563,367
Black Hills Corp.	8,804	730,996
CenterPoint Energy, Inc.	81,689	2,163,125
CMS Energy Corp.	46,300	3,172,013
Consolidated Edison, Inc.	50,966	4,790,804
Dominion Energy, Inc.	124,682	10,691,482
DTE Energy Co.	31,146	4,130,271
MDU Resources Group, Inc.	31,985	947,076
NiSource, Inc.	59,375	1,740,281
NorthWestern Energy Corp.	8,065	620,763
Public Service Enterprise Group, Inc.	82,785	4,900,872
Sempra Energy	45,879	7,370,003
Unitil Corp.	2,094	129,179
WEC Energy Group, Inc.	51,459	5,140,240
		50,350,319
Water Utilities - 0.1%
American States Water Co.	5,976	529,235
American Water Works Co., Inc.	29,524	4,021,169
Aqua America, Inc.	28,983	1,505,377
AquaVenture Holdings Ltd. (a)	1,882	50,814
California Water Service Group	7,383	388,050
Middlesex Water Co.	3,212	209,615
SJW Corp.	4,027	295,380
		6,999,640

TOTAL UTILITIES		173,553,441

TOTAL COMMON STOCKS
(Cost $4,644,571,294)		5,164,070,031
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (e)
(Cost $498,821)	500,000	499,050
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.58% (f)	27,710,580	$27,716,122
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	60,465,031	60,471,078
TOTAL MONEY MARKET FUNDS
(Cost $88,187,200)		88,187,200
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $4,733,257,315)		5,252,756,281
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(64,288,886)
NET ASSETS - 100%		$5,188,467,395

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	25	March 2020	$2,018,375	$(11,782)	$(11,782)
CME E-mini S&P 500 Index Contracts (United States)	135	March 2020	21,762,000	38,386	38,386
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	March 2020	802,800	(6,602)	(6,602)
TOTAL FUTURES CONTRACTS					$20,002

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,406 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $499,050.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,901
Fidelity Securities Lending Cash Central Fund	119,862
Total	$194,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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